Quarterly Holdings Report
for
Fidelity ZERO® Total Market Index Fund
July 31, 2026
TMX-NPRT3-0926
1.9891459.107
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)	13,000	152,230
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	231,065	18,328,076
TOTAL AUSTRALIA		18,480,306
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	55,161	1,420,947
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	93,028	987,027
Liberty Global Ltd Class C (b)	72,334	749,380

TOTAL BELGIUM		1,736,407
BERMUDA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	29,450	343,093
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	23,149	7,407,217
TOTAL BERMUDA		7,750,310
CANADA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	13,006	1,032,286
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	101,324	11,119,296
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)(c)	199,150	3,600,632
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Inc (b)(c)	26,879	464,738
TOTAL CANADA		16,216,952
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ACM Research Inc Class A (b)	30,986	2,431,472
indie Semiconductor Inc Class A (b)(c)	116,101	375,006

TOTAL CHINA		2,806,478
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	30,629	206,745
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	323,201	869,411
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BridgeBio Oncology Therapeutics Inc (b)	24,941	201,772
IRELAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	19,860	345,365
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	21,232	172,404
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	7,869	776,671
TOTAL IRELAND		1,294,440
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)	90,105	715,434
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	67,297	2,792,826
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (b)	722,981	11,820,739
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	19,902	1,549,570
NETHERLANDS - 0.2%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	36,815	1,606,238
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	137,466	31,501,709
TOTAL NETHERLANDS		33,107,947
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Ltd (b)	34,150	1,531,286
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
T1 Energy Inc (b)(c)	113,575	473,608
TOTAL NORWAY		2,004,894
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (c)	7,882	47,843
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	31,050	253,057
Liberty Latin America Ltd Class C (b)	55,553	448,313
TOTAL COMMUNICATION SERVICES		701,370
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	83,406	2,412,936
Ofg Bancorp	22,960	1,213,665
Popular Inc	35,366	6,196,477
		9,823,078
Financial Services - 0.0%
EVERTEC Inc	33,369	1,015,752
TOTAL FINANCIALS		10,838,830
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Unusual Machines Inc /US (b)(c)	23,810	503,820
TOTAL PUERTO RICO		12,044,020
SINGAPORE - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)(c)	24,242	420,356
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	28,358	2,529,534
TOTAL SINGAPORE		2,949,890
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	37,557	4,625,896
SWITZERLAND - 0.2%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	69,161	2,154,365
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	52,225	2,506,278
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity PLC	158,961	32,696,688
TOTAL SWITZERLAND		37,357,331
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	20,717	506,738
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	19,546	8,510,524
TOTAL THAILAND		9,017,262
UNITED KINGDOM - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	216,943	15,546,135
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	14,994	255,348
TOTAL UNITED KINGDOM		15,801,483
UNITED STATES - 99.4%
Communication Services - 9.0%
Diversified Telecommunication Services - 0.7%
Anterix Inc (b)	10,150	944,153
AST SpaceMobile Inc Class A (b)(c)	141,633	8,353,514
AT&T Inc	3,781,098	87,910,529
Atn International Inc	5,224	124,382
Bandwidth Inc Class A (b)	16,307	638,256
Cogent Communications Holdings Inc	25,906	349,731
Comcast Corp Class A	1,939,304	46,465,724
GCI LLC Class A (b)	1,403	33,167
GCI LLC Class C (b)	19,183	444,470
Globalstar Inc (b)	27,925	2,328,387
IDT Corp Class B	10,962	721,957
Iridium Communications Inc	57,290	2,712,109
Lumen Technologies Inc (b)	513,992	3,279,269
Shenandoah Telecommunications Co	24,518	293,971
Uniti Group Inc (b)	98,917	961,473
Verizon Communications Inc	2,272,270	106,364,959
		261,926,051
Entertainment - 1.0%
AMC Entertainment Holdings Inc Class A (b)	412,307	1,162,706
Angel Studios Inc Class A (b)	53,355	216,621
Atlanta Braves Holdings Inc Class A (b)	5,325	289,733
Atlanta Braves Holdings Inc Class C (b)	26,188	1,331,136
Cinemark Holdings Inc	55,972	2,048,015
CuriosityStream Inc Class A	18,987	46,328
Electronic Arts Inc	122,431	25,693,370
Liberty Media Corp-Liberty Formula One Class A (b)	16,964	1,523,536
Liberty Media Corp-Liberty Formula One Class C (b)	118,166	11,595,630
Lionsgate Studios Corp (b)	124,284	1,650,492
Live Nation Entertainment Inc (b)	86,165	15,003,911
Madison Square Garden Entertainment Corp Class A (b)	21,860	1,688,904
Madison Square Garden Sports Corp Class A (b)	9,822	3,866,725
Marcus Corp/The	12,113	352,488
Netflix Inc (b)	2,291,438	164,319,020
Playtika Holding Corp	32,970	131,550
ROBLOX Corp Class A (b)	365,298	13,004,609
Roku Inc Class A (b)	71,326	10,342,983
Sphere Entertainment Co Class A (b)(c)	14,599	2,091,307
Starz Entertainment Corp (b)	6,854	178,341
Take-Two Interactive Software Inc (b)	94,677	22,998,937
TKO Group Holdings Inc Class A	34,340	6,243,355
Walt Disney Co/The	944,832	90,883,391
Warner Bros Discovery Inc (b)	1,348,500	35,465,550
Warner Music Group Corp Class A	79,174	2,055,357
		414,183,995
Interactive Media & Services - 7.0%
Alphabet Inc Class A	3,193,789	1,137,404,077
Alphabet Inc Class C	2,569,475	916,403,258
Angi Inc Class A (b)	18,123	102,756
Bumble Inc Class A (b)	46,198	131,664
Cargurus Inc Class A (b)	41,182	1,492,436
Cars.com Inc (b)	28,203	334,206
EverQuote Inc Class A (b)	14,507	365,867
fuboTV Inc Class A (b)(c)	14,943	132,246
Match Group Inc	128,043	5,046,175
MediaAlpha Inc Class A (b)	17,032	210,856
Meta Platforms Inc Class A	1,195,136	665,344,163
Nextdoor Holdings Inc Class A (b)	124,426	276,226
People Inc Class A (b)	33,746	1,402,821
Pinterest Inc Class A (b)	262,687	6,307,115
QuinStreet Inc (b)	30,527	473,169
Reddit Inc Class A (b)	71,172	10,011,765
RUM Group Inc Class A (b)(c)	61,566	359,545
Shutterstock Inc	13,244	71,517
Snap Inc Class A (b)	586,434	2,750,375
TripAdvisor Inc Class A (b)(c)	64,000	906,560
Trump Media & Technology Group Corp (b)(c)	86,659	854,458
Yelp Inc Class A (b)	28,914	764,197
Ziff Davis Inc (b)(c)	19,947	1,058,787
ZipRecruiter Inc Class A (b)	33,020	130,099
ZoomInfo Technologies Inc (b)	142,044	468,745
		2,752,803,083
Media - 0.2%
AMC Global Media Inc Class A (b)	17,232	192,998
Boston Omaha Corp (b)	13,141	186,339
Cable One Inc (b)	2,330	93,176
Charter Communications Inc Class A (b)(c)	45,524	6,600,070
Clear Channel Outdoor Holdings Inc (b)	172,739	418,028
DoubleVerify Holdings Inc (b)	70,382	791,798
EchoStar Corp Class A (b)	74,062	6,227,874
EW Scripps Co/The Class A (b)	36,172	101,643
Fox Corp Class A	118,370	6,892,685
Fox Corp Class B	64,674	3,359,168
Gray Media Inc	45,196	182,592
Ibotta Inc Class A (b)	6,968	167,232
iHeartMedia Inc Class A (b)	66,079	237,224
John Wiley & Sons Inc Class A	21,262	1,109,876
Liberty Broadband Corp Class A (b)	9,820	334,469
Liberty Broadband Corp Class C (b)	63,223	2,152,111
Magnite Inc (b)	77,661	1,498,857
MNTN Inc Class A (b)	11,321	104,380
National CineMedia Inc	48,907	196,117
New York Times Co/The Class A	87,868	6,580,435
News Corp Class A	204,135	5,625,961
News Corp Class B	60,949	1,905,875
Nexstar Media Group Inc	15,734	2,997,799
NIQ Global Intelligence Plc (b)	27,050	302,149
Omnicom Group Inc	155,246	12,217,860
Optimum Communications Inc Class A (b)	151,618	115,563
Paramount Skydance Corp Class B (c)	171,731	1,366,979
PubMatic Inc Class A (b)	19,360	243,936
Scholastic Corp	8,963	364,346
Sinclair Inc Class A	22,350	307,089
Sirius XM Holdings Inc	103,003	3,050,949
Stagwell Inc Class A (b)(c)	57,893	489,196
TechTarget Inc (b)(c)	13,980	62,769
Trade Desk Inc (The) Class A (b)	232,870	4,200,975
USA TODAY Co Inc (b)	70,174	609,812
Versant Media Group Inc Class A	77,077	2,774,001
		74,062,331
Wireless Telecommunication Services - 0.1%
Array Digital Infrastructure Inc (c)	7,714	268,756
Gogo Inc (b)	42,014	175,619
Spok Holdings Inc	14,676	159,968
T-Mobile US Inc	253,246	43,738,117
Telephone and Data Systems Inc	52,473	1,762,043
		46,104,503
TOTAL COMMUNICATION SERVICES		3,549,079,963
Consumer Discretionary - 9.4%
Automobile Components - 0.1%
Adient PLC (b)	42,553	895,315
Aptiv PLC (b)	115,537	6,524,374
BorgWarner Inc	112,025	7,140,474
Cooper-Standard Holdings Inc (b)	9,397	276,930
Dana Inc	58,947	1,587,443
Dauch Corp (b)	130,949	739,862
Dorman Products Inc (b)	14,714	1,959,316
Fox Factory Holding Corp (b)	22,278	401,004
Gentex Corp	115,742	2,703,733
Gentherm Inc (b)	16,633	674,967
Goodyear Tire & Rubber Co/The (b)	158,337	1,100,442
Holley Inc Class A (b)	29,266	78,139
Kodiak AI Inc (b)(c)	56,208	244,505
LCI Industries	13,213	1,352,483
Lear Corp	27,237	3,558,242
Motorcar Parts of America Inc (b)	10,129	135,729
Patrick Industries Inc (c)	17,814	1,470,546
Phinia Inc	20,059	1,476,142
QuantumScape Corp Class A (b)(c)	261,129	1,363,093
Solid Power Inc (b)(c)	103,786	213,799
Standard Motor Products Inc	11,360	434,293
Stoneridge Inc (b)	15,209	105,094
Strattec Security Corp (b)	2,264	198,983
Versigent PLC	38,490	1,591,562
Visteon Corp	14,460	1,511,648
XPEL Inc (b)(e)	13,633	604,896
		38,343,014
Automobiles - 1.4%
Ford Motor Co	2,129,085	31,254,968
General Motors Co	490,885	43,620,041
Harley-Davidson Inc (c)	57,053	1,400,081
Lucid Group Inc (b)(c)	103,799	766,037
Rivian Automotive Inc Class A (b)(c)	459,299	6,990,531
Tesla Inc (b)	1,532,123	476,811,999
Thor Industries Inc	28,495	2,136,270
Winnebago Industries Inc	15,185	459,801
		563,439,728
Broadline Retail - 3.9%
Amazon.com Inc (b)	5,327,279	1,446,782,432
Dillard's Inc Class A	1,630	958,994
eBay Inc	241,604	27,545,272
Etsy Inc (b)	51,515	4,207,745
Groupon Inc (b)(c)	14,611	402,971
Kohl's Corp	60,966	1,166,889
Macy's Inc	144,642	3,590,014
Ollie's Bargain Outlet Holdings Inc (b)	32,837	2,412,534
Savers Value Village Inc (b)(c)	19,772	202,861
		1,487,269,712
Distributors - 0.0%
Genuine Parts Co	75,168	9,348,645
GigaCloud Technology Inc Class A (b)	14,418	630,643
Gold.com Inc	11,187	462,694
LKQ Corp	140,197	3,147,423
Pool Corp	17,379	3,227,454
		16,816,859
Diversified Consumer Services - 0.1%
ADT Inc	306,839	2,344,250
American Public Education Inc (b)	10,114	490,630
Bright Horizons Family Solutions Inc (b)	28,492	2,123,794
Carriage Services Inc	8,601	347,222
Chegg Inc (b)	59,671	58,657
Coursera Inc (b)	121,652	645,972
Covista Inc (b)	18,423	2,300,112
Driven Brands Holdings Inc (b)	32,000	456,640
Duolingo Inc Class A (b)	21,827	2,942,498
Frontdoor Inc (b)	38,058	2,764,153
Graham Holdings Co Class B	1,812	2,180,814
Grand Canyon Education Inc (b)	14,213	2,065,717
H&R Block Inc	68,912	3,034,195
KinderCare Learning Cos Inc (b)(c)	16,121	86,247
Laureate Education Inc (b)	68,966	2,642,087
Liberty Live Holdings Inc Class A	9,602	909,501
Liberty Live Holdings Inc Class C	28,663	2,826,172
Lincoln Educational Services Corp (b)	16,245	679,366
Matthews International Corp Class A	17,155	476,051
Perdoceo Education Corp	31,992	1,017,666
Service Corp International/US	74,913	6,456,752
Strategic Education Inc	12,161	997,202
Stride Inc (b)	22,744	1,826,116
Universal Technical Institute Inc (b)(c)	27,467	1,079,728
WW International Inc (b)(c)	5,393	77,443
		40,828,985
Hotels, Restaurants & Leisure - 1.7%
Accel Entertainment Inc Class A (b)	32,847	394,821
Airbnb Inc Class A (b)	227,617	34,488,528
Aramark	143,185	8,157,249
Biglari Holdings Inc Class B (b)(c)	363	144,289
BJ's Restaurants Inc (b)	11,402	770,889
Black Rock Coffee Bar Inc Class A	12,145	97,889
Bloomin' Brands Inc	40,990	354,973
Booking Holdings Inc	421,733	81,352,296
Boyd Gaming Corp	29,907	2,543,889
Brinker International Inc (b)	23,293	4,977,714
Caesars Entertainment Inc (b)	111,111	3,305,552
Carnival Corp Ltd	700,893	19,491,834
Cava Group Inc (b)(c)	54,666	3,565,863
Cheesecake Factory Inc/The	24,956	2,531,038
Chipotle Mexican Grill Inc (b)	697,901	25,975,875
Choice Hotels International Inc	10,984	1,224,606
Churchill Downs Inc	35,932	3,029,068
Cracker Barrel Old Country Store Inc	12,122	683,560
Darden Restaurants Inc	62,392	12,701,763
Dave & Buster's Entertainment Inc (b)	14,654	158,849
Dine Brands Global Inc	6,921	248,741
Domino's Pizza Inc	16,627	5,776,885
DoorDash Inc Class A (b)	206,026	40,414,060
DraftKings Inc Class A (b)	270,399	6,348,969
Dutch Bros Inc Class A (b)	69,447	4,571,696
El Pollo Loco Holdings Inc (b)	14,319	235,691
Expedia Group Inc Class A	62,285	18,357,881
First Watch Restaurant Group Inc (b)	24,805	318,744
Flutter Entertainment PLC (b)	94,572	9,879,937
Global Business Travel Group I Class A (b)	64,409	608,021
Hilton Grand Vacations Inc (b)	32,446	1,497,058
Hilton Worldwide Holdings Inc	123,865	39,697,494
Hyatt Hotels Corp Class A (c)	22,508	3,917,742
Jack in the Box Inc (b)(c)	10,348	169,397
Krispy Kreme Inc (b)	50,090	159,286
Kura Sushi USA Inc Class A (b)	3,398	156,546
Las Vegas Sands Corp	162,335	7,936,558
Life Time Group Holdings Inc (b)	83,409	3,761,746
Lindblad Expeditions Holdings Inc (b)	24,896	736,424
Lucky Strike Entertainment Corp Class A (c)	8,191	54,880
Marriott International Inc/MD Class A1	119,122	44,412,255
Marriott Vacations Worldwide Corp	14,901	1,452,997
McDonald's Corp	386,506	104,603,984
MGM Resorts International (b)	104,123	4,640,762
Monarch Casino & Resort Inc	6,755	829,176
Nathan's Famous Inc	1,408	138,139
Navan Inc Class A (b)	20,782	553,217
Norwegian Cruise Line Holdings Ltd (b)	250,057	4,633,556
Papa John's International Inc	17,916	535,688
Penn Entertainment Inc (b)	68,781	1,412,074
Planet Fitness Inc Class A (b)	42,891	2,398,036
Portillo's Inc Class A (b)(c)	38,280	174,940
Pursuit Attractions and Hospitality Inc (b)	11,256	568,766
Rci Hospitality Holdings Inc	3,746	93,987
Red Rock Resorts Inc Class A	25,667	1,653,981
Royal Caribbean Cruises Ltd	135,781	43,219,092
Rush Street Interactive Inc Class A (b)	56,594	1,522,945
Sabre Corp (b)	210,261	388,983
Serve Robotics Inc (b)(c)	32,678	156,201
Shake Shack Inc Class A (b)	21,888	1,373,472
Six Flags Entertainment Corp (b)(c)	55,403	960,134
Starbucks Corp	620,224	65,278,576
Sweetgreen Inc Class A (b)(c)	56,830	366,554
Target Hospitality Corp (b)	17,146	260,619
Texas Roadhouse Inc	35,804	7,355,574
Travel + Leisure Co	33,870	2,574,797
United Parks & Resorts Inc (b)(c)	12,778	570,282
Vail Resorts Inc (c)	19,324	2,886,619
Viking Holdings Ltd (b)	100,834	10,522,028
Wendy's Co/The (c)	85,363	628,272
Wingstop Inc	14,749	1,909,848
Wyndham Hotels & Resorts Inc	40,536	3,034,525
Wynn Resorts Ltd	45,519	4,520,492
Xponential Fitness Inc Class A (b)(c)	19,014	123,971
Yum! Brands Inc	149,966	22,986,788
		689,539,631
Household Durables - 0.3%
Beazer Homes USA Inc (b)	13,420	430,782
Cavco Industries Inc (b)	4,205	2,300,261
Century Communities Inc	13,413	900,817
Champion Homes Inc (b)	29,994	2,387,822
Cricut Inc Class A	27,254	127,821
DR Horton Inc	143,662	20,552,286
Dream Finders Homes Inc Class A (b)(c)	15,023	192,144
Ethan Allen Interiors Inc	12,311	275,766
Flexsteel Industries Inc	1,983	146,801
Garmin Ltd	89,171	26,196,657
Gopro Inc Class A (b)(c)	69,500	52,056
Green Brick Partners Inc (b)	16,387	1,159,053
Helen of Troy Ltd (b)	12,567	347,226
Hovnanian Enterprises Inc Class A (b)	2,491	308,635
Installed Building Products Inc	12,189	2,717,416
KB Home	33,933	1,865,297
La-Z-Boy Inc	22,185	873,645
Legacy Housing Corp (b)(c)	5,009	131,536
Leggett & Platt Inc	74,870	733,726
Lennar Corp Class A	116,693	9,609,669
Lennar Corp Class B	5,881	474,596
LGI Homes Inc (b)	11,110	606,273
Lovesac Co/The (b)(c)	7,468	120,160
M/I Homes Inc (b)	13,852	2,024,193
Meritage Homes Corp	36,173	2,539,345
Mohawk Industries Inc (b)	27,720	3,412,332
Newell Brands Inc (c)	231,594	1,296,926
NVR Inc (b)	1,466	9,011,575
PulteGroup Inc	104,313	13,192,465
SharkNinja Inc (b)(c)	38,583	6,241,572
Smith Douglas Homes Corp Class A (b)	4,050	60,062
Somnigroup International Inc	114,995	7,512,623
Sonos Inc (b)	64,585	946,816
Toll Brothers Inc	51,583	7,525,444
Whirlpool Corp (c)	35,329	1,324,838
		127,598,636
Leisure Products - 0.1%
Acushnet Holdings Corp	15,094	1,528,569
Brunswick Corp/DE	35,301	2,788,779
Callaway Golf Co (b)	73,993	1,365,911
Funko Inc Class A (b)	21,481	125,233
Hasbro Inc	73,291	6,884,957
JAKKS Pacific Inc	4,944	130,176
Johnson Outdoors Inc Class A	3,248	152,364
Latham Group Inc (b)	24,611	131,915
Malibu Boats Inc Class A (b)	10,395	286,590
MasterCraft Boat Holdings Inc (b)	9,622	230,158
Mattel Inc (b)	157,200	2,372,148
Peloton Interactive Inc Class A (b)	226,660	1,448,357
Polaris Inc	29,497	1,978,659
Smith & Wesson Brands Inc	23,610	343,526
Sturm Ruger & Co Inc	8,515	316,503
YETI Holdings Inc (b)	41,043	2,008,644
		22,092,489
Specialty Retail - 1.6%
1-800-Flowers.com Inc Class A (b)	13,975	54,502
Abercrombie & Fitch Co Class A (b)	24,228	2,411,655
Academy Sports & Outdoors Inc	34,936	1,657,713
Advance Auto Parts Inc	32,781	1,820,657
America's Car-Mart Inc/TX (b)(c)	3,537	11,282
American Eagle Outfitters Inc	84,341	1,448,978
Arhaus Inc Class A	28,239	209,251
Arko Corp	42,644	340,726
Asbury Automotive Group Inc (b)	10,071	2,333,451
AutoNation Inc (b)	13,790	2,928,996
AutoZone Inc (b)	8,963	27,034,649
Barnes & Noble Education Inc	12,124	150,823
Bath & Body Works Inc	109,151	2,196,118
Bed Bath & Beyond Inc (b)(c)	38,609	194,975
Best Buy Co Inc	106,578	9,193,418
Boot Barn Holdings Inc (b)	16,430	2,447,906
Buckle Inc/The	16,895	739,494
Build-A-Bear Workshop Inc	6,323	214,476
Burlington Stores Inc (b)	34,230	12,613,070
Caleres Inc	18,121	232,674
Camping World Holdings Inc Class A	34,000	210,460
CarMax Inc (b)	77,023	4,410,337
Carvana Co Class A (b)	390,070	24,324,765
Chewy Inc Class A (b)	130,439	2,947,921
Citi Trends Inc (b)	4,029	268,613
Designer Brands Inc Class A	20,063	121,180
Dick's Sporting Goods Inc	35,961	7,045,120
EVgo Inc Class A (b)(c)	71,489	112,952
Five Below Inc (b)	30,182	6,553,418
Floor & Decor Holdings Inc Class A (b)	58,552	3,370,839
GameStop Corp Class A (b)(c)	223,832	4,861,631
Gap Inc/The	120,768	2,426,229
Genesco Inc (b)	5,375	205,433
Group 1 Automotive Inc	6,371	1,827,012
Haverty Furniture Cos Inc	7,224	177,999
Home Depot Inc/The	542,057	179,941,242
Lands' End Inc (b)	6,325	76,026
Lithia Motors Inc	12,472	4,806,958
Lowe's Cos Inc	304,925	63,366,464
MarineMax Inc (b)	10,521	362,659
Monro Inc	16,325	199,981
Murphy USA Inc	9,128	5,547,633
National Vision Holdings Inc (b)	43,845	966,344
O'Reilly Automotive Inc (b)	451,077	40,303,730
OneWater Marine Inc Class A (b)(c)	8,952	109,661
Penske Automotive Group Inc	10,005	2,174,187
Petco Health & Wellness Co Inc Class A (b)	47,816	133,407
RealReal Inc/The (b)	55,307	668,662
Revolve Group Inc Class A (b)	22,479	564,448
RH (b)	8,423	1,394,175
Ross Stores Inc	175,382	44,033,159
Sally Beauty Holdings Inc (b)	51,627	772,856
Shoe Station Group Inc (c)	9,664	146,893
Signet Jewelers Ltd	21,733	2,018,996
Sonic Automotive Inc Class A	7,113	651,409
Stitch Fix Inc Class A (b)	63,889	256,834
ThredUp Inc Class A (b)	56,808	328,350
TJX Cos Inc/The	601,713	94,673,523
Tractor Supply Co	285,908	8,797,389
Ulta Beauty Inc (b)	23,681	12,144,327
Upbound Group Inc	28,671	555,931
Urban Outfitters Inc (b)	27,803	2,062,427
Valvoline Inc (b)	68,948	2,648,293
Victoria's Secret & Co (b)	43,126	3,824,414
Warby Parker Inc Class A (b)(c)	54,656	1,458,769
Wayfair Inc Class A (b)	60,572	5,142,563
Williams-Sonoma Inc	64,099	14,656,877
Winmark Corp	1,661	553,944
Zumiez Inc (b)	6,881	135,349
		622,576,603
Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings Ltd (b)	64,545	1,028,202
Carter's Inc	19,762	762,220
Columbia Sportswear Co	13,212	784,529
Crocs Inc (b)	27,230	3,485,712
Deckers Outdoor Corp (b)	77,172	7,476,423
Figs Inc Class A (b)	86,363	924,084
G-III Apparel Group Ltd	20,061	730,421
Kontoor Brands Inc	27,589	2,310,303
Lakeland Industries Inc	5,279	60,180
Levi Strauss & Co Class A	50,124	1,229,040
Lululemon Athletica Inc (b)	56,913	6,765,248
Movado Group Inc	8,595	328,157
NIKE Inc Class B	653,159	27,243,262
Oxford Industries Inc	7,631	289,368
PVH Corp	24,946	2,161,820
Ralph Lauren Corp Class A	21,038	8,001,593
Rocky Brands Inc	3,940	192,430
Steven Madden Ltd	39,619	1,825,644
Tapestry Inc	109,927	16,749,577
Under Armour Inc Class A (b)(c)	102,296	680,269
Under Armour Inc Class C (b)(c)	66,784	433,428
VF Corp	177,988	2,548,788
Wolverine World Wide Inc	44,542	876,587
		86,887,285
TOTAL CONSUMER DISCRETIONARY		3,695,392,942
Consumer Staples - 4.4%
Beverages - 1.0%
Boston Beer Co Inc/The Class A (b)	4,099	750,937
Brown-Forman Corp Class A	30,652	895,651
Brown-Forman Corp Class B	90,937	2,612,620
Celsius Holdings Inc (b)(c)	85,853	2,507,766
Coca-Cola Co/The	2,106,745	184,529,795
Coca-Cola Consolidated Inc	30,746	5,777,173
Constellation Brands Inc Class A	76,101	9,910,633
Keurig Dr Pepper Inc	740,317	23,038,665
MGP Ingredients Inc	7,377	130,573
Molson Coors Beverage Co Class B	87,141	3,621,580
Monster Beverage Corp (b)	388,794	37,471,966
National Beverage Corp	12,737	402,999
PepsiCo Inc	743,686	103,788,818
Primo Brands Corp Class A	133,987	3,041,505
Vita Coco Co Inc/The (b)	23,826	1,571,086
		380,051,767
Consumer Staples Distribution & Retail - 1.7%
Albertsons Cos Inc Class A	194,018	2,246,728
Andersons Inc/The	18,285	1,294,212
BJ's Wholesale Club Holdings Inc (b)	69,720	6,817,222
Casey's General Stores Inc	20,141	17,542,811
Chefs' Warehouse Inc/The (b)	19,664	2,268,242
Costco Wholesale Corp	241,380	229,767,208
Dollar General Corp	120,074	15,255,402
Dollar Tree Inc (b)	98,663	12,550,920
Grocery Outlet Holding Corp (b)(c)	54,355	499,522
Ingles Markets Inc Class A	7,339	660,583
Kroger Co/The	309,031	17,843,450
Maplebear Inc (b)	89,282	3,981,977
Natural Grocers by Vitamin Cottage Inc (c)	5,587	179,119
Performance Food Group Co (b)	85,648	9,797,275
PriceSmart Inc	13,858	2,687,205
Sprouts Farmers Market Inc (b)	51,030	4,447,775
Sysco Corp	260,317	22,189,421
Target Corp	247,114	35,705,502
United Natural Foods Inc (b)	33,173	1,686,184
US Foods Holding Corp (b)	119,949	12,065,670
Village Super Market Inc Class A	5,179	227,565
Walmart Inc	2,385,514	265,269,158
Weis Markets Inc	5,147	396,576
		665,379,727
Food Products - 0.4%
Archer-Daniels-Midland Co	262,185	20,783,405
B&G Foods Inc	45,969	162,271
Beyond Meat Inc (b)(c)	280,604	158,822
Bunge Global SA	74,005	7,861,551
Cal-Maine Foods Inc	24,143	2,119,273
Campbell's Company/The (c)	107,024	2,352,388
Conagra Brands Inc	261,773	3,798,326
Darling Ingredients Inc (b)	86,240	5,229,594
Del Monte Corp	17,720	526,461
Flowers Foods Inc (c)	115,803	812,937
Freshpet Inc (b)	26,602	1,583,883
General Mills Inc	290,392	10,381,514
Hershey Co/The	80,754	14,135,988
Hormel Foods Corp	158,307	3,959,258
Ingredion Inc	34,312	3,412,672
J & J Snack Foods Corp	8,098	619,497
JM Smucker Co	58,146	6,934,492
John B Sanfilippo & Son Inc	4,924	407,510
Kraft Heinz Co/The	466,164	12,050,339
Lamb Weston Holdings Inc	75,138	3,948,502
Lifeway Foods Inc (b)	3,341	99,494
Mama's Creations Inc (b)	20,658	380,727
Marzetti Company/The	11,007	1,176,318
McCormick & Co Inc/MD	138,172	7,032,955
Mission Produce Inc (b)(c)	33,129	417,757
Mondelez International Inc	698,728	43,537,742
Pilgrim's Pride Corp	23,089	631,715
Post Holdings Inc (b)	21,523	1,967,417
Seaboard Corp	142	626,683
Seneca Foods Corp Class A (b)	2,590	428,619
Simply Good Foods Co/The (b)	45,033	458,436
Tootsie Roll Industries Inc Class A	11,018	429,922
Tyson Foods Inc Class A	153,745	8,911,060
Utz Brands Inc Class A	43,121	608,869
Vital Farms Inc (b)(c)	19,940	253,836
Westrock Coffee Co (b)	21,093	171,275
		168,371,508
Household Products - 0.7%
Central Garden & Pet Co (b)	6,202	266,996
Central Garden & Pet Co Class A (b)	26,672	1,011,136
Church & Dwight Co Inc	129,063	12,752,715
Clorox Co/The	65,865	6,292,083
Colgate-Palmolive Co	435,595	39,769,824
Energizer Holdings Inc	32,962	691,213
Kimberly-Clark Corp	181,027	19,788,061
Oil-Dri Corp of America	5,592	554,782
Procter & Gamble Co/The	1,266,992	183,067,675
Reynolds Consumer Products Inc	29,456	734,633
Spectrum Brands Holdings Inc	12,451	1,105,275
WD-40 Co	7,280	1,653,579
		267,687,972
Personal Care Products - 0.0%
BellRing Brands Inc (b)	63,045	781,128
Coty Inc Class A (b)	198,537	545,977
Edgewell Personal Care Co	25,019	680,267
elf Beauty Inc (b)(c)	32,134	2,663,587
Estee Lauder Cos Inc/The Class A	134,882	11,316,600
Herbalife Ltd (b)	56,177	697,718
Honest Co Inc/The (b)(c)	53,394	194,888
Interparfums Inc	9,852	1,227,067
Kenvue Inc	1,044,495	20,096,084
Medifast Inc (b)	4,771	46,898
Nature's Sunshine Products Inc (b)	7,480	150,722
Niagen Bioscience Inc (b)	29,352	99,797
Nu Skin Enterprises Inc Class A	26,565	137,872
USANA Health Sciences Inc (b)	7,586	167,726
		38,806,331
Tobacco - 0.6%
Altria Group Inc	908,760	62,095,571
Philip Morris International Inc	848,208	161,855,051
Turning Point Brands Inc	10,557	787,658
Universal Corp/VA	14,124	744,193
		225,482,473
TOTAL CONSUMER STAPLES		1,745,779,778
Energy - 3.5%
Energy Equipment & Services - 0.3%
Archrock Inc	95,105	3,400,955
Atlas Energy Solutions Inc (c)	42,310	456,525
Baker Hughes Co Class A	540,354	32,686,013
Bristow Group Inc	14,137	640,689
Cactus Inc Class A	37,748	2,453,997
Core Laboratories Inc	24,806	263,936
DMC Global Inc (b)	10,437	70,345
Energy Services of America Corp	8,200	117,916
Expro Ltd	54,807	874,172
Flowco Holdings Inc Class A	19,849	405,912
Forum Energy Technologies Inc (b)	6,342	397,453
Geospace Technologies Corp (b)	6,641	48,546
Halliburton Co	455,784	14,699,034
Helix Energy Solutions Group Inc (b)	73,471	698,709
Helmerich & Payne Inc	54,203	1,873,798
Innovex International Inc (b)	20,885	586,451
Kodiak Gas Services Inc	53,256	3,126,660
Liberty Energy Inc Class A	88,558	1,656,920
Nabors Industries Ltd (b)	8,034	688,273
National Energy Services Reunited Corp (b)	32,268	869,945
Natural Gas Services Group Inc	5,910	216,542
Noble Corp PLC	68,471	2,903,170
NOV Inc	194,626	3,781,583
Oceaneering International Inc (b)	54,069	2,637,486
Oil States International Inc (b)	29,794	241,629
Patterson-UTI Energy Inc	187,101	1,960,818
ProPetro Holding Corp (b)	53,716	596,248
Ranger Energy Services Inc Class A	8,310	133,376
RPC Inc	47,160	264,568
Select Water Solutions Inc Class A	65,007	1,203,930
SLB Ltd	814,175	40,374,938
Solaris Energy Infrastructure Inc Class A	29,793	1,531,658
TETRA Technologies Inc (b)	73,800	568,260
Tidewater Inc (b)(c)	25,110	1,884,757
Transocean Ltd (b)(c)	546,110	2,905,305
Valaris Ltd (b)	34,882	2,762,306
Weatherford International PLC	39,032	3,426,619
		133,409,442
Oil, Gas & Consumable Fuels - 3.2%
Aemetis Inc (b)	31,477	47,530
Amplify Energy Corp (b)	18,581	72,652
Antero Midstream Corp	181,018	3,976,965
Antero Resources Corp (b)	159,856	5,777,196
APA Corp	193,027	7,203,768
California Resources Corp	42,508	2,236,771
Calumet Inc (b)	35,017	1,547,401
Centrus Energy Corp Class A (b)(c)	10,296	1,821,671
Cheniere Energy Inc	113,994	30,045,399
Chevron Corp	1,018,725	200,515,643
Chord Energy Corp	31,036	4,356,834
Clean Energy Fuels Corp (b)	95,088	184,471
CNX Resources Corp (b)	76,773	2,748,473
Comstock Inc (b)(c)	43,485	119,149
Comstock Resources Inc (b)(c)	43,830	581,186
ConocoPhillips	663,258	79,909,324
Core Natural Resources Inc	27,332	2,182,187
Crescent Energy Co Class A	133,798	1,534,663
CVR Energy Inc	16,442	585,664
Delek US Holdings Inc	33,258	2,257,220
Devon Energy Corp	627,473	28,317,856
Diamondback Energy Inc	105,817	21,475,560
Diversified Energy Co (c)	33,752	454,302
Dorian LPG Ltd	19,979	947,404
DT Midstream Inc	55,544	7,665,072
EOG Resources Inc	290,209	43,151,176
EQT Corp	340,329	18,136,132
Evolution Petroleum Corp (c)	19,600	72,128
Excelerate Energy Inc Class A	13,090	514,044
Expand Energy Corp	130,285	12,250,699
ExxonMobil Holdings Corp	2,255,596	350,609,843
Gevo Inc (b)	129,874	192,214
Granite Ridge Resources Inc	36,880	175,180
Green Plains Inc (b)	38,022	640,671
Gulfport Energy Corp (b)	7,921	1,278,212
HF Sinclair Corp	83,630	7,649,636
HighPeak Energy Inc Class A (c)	13,090	93,594
Infinity Natural Resources Inc Class A (b)(c)	11,257	148,142
International Seaways Inc	22,057	2,121,442
Kinder Morgan Inc	1,066,080	34,306,454
Kinetik Holdings Inc Class A	28,651	1,448,881
Lightbridge Corp (b)(c)	17,892	147,430
Magnolia Oil & Gas Corp Class A	100,715	2,589,383
Marathon Petroleum Corp	158,943	50,300,691
Matador Resources Co	63,327	3,159,384
Murphy Oil Corp	73,166	2,907,617
NextDecade Corp (b)(c)	76,362	513,153
Northern Oil & Gas Inc	56,814	1,201,616
Occidental Petroleum Corp	395,915	22,594,869
ONEOK Inc	343,254	31,170,896
Ovintiv Inc	150,563	9,404,165
Par Pacific Holdings Inc (b)	27,292	2,347,931
PBF Energy Inc Class A	45,558	3,292,932
Peabody Energy Corp	66,064	1,408,484
Permian Resources Holdings Inc/DE Class A	428,945	9,140,818
Phillips 66	218,316	46,213,131
PrimeEnergy Resources Corp (b)(c)	347	63,883
Range Resources Corp	128,084	5,141,292
REX American Resources Corp (b)	15,456	665,226
Riley Exploration Permian Inc	5,575	191,055
Ring Energy Inc (b)	87,716	108,768
Sable Offshore Corp (b)(c)	71,480	378,129
SandRidge Energy Inc	17,783	247,539
SM Energy Co	123,705	4,022,887
Summit Midstream Corp Class A (b)	6,009	185,197
Talos Energy Inc (b)	66,909	1,015,679
Targa Resources Corp	116,892	31,604,090
Texas Pacific Land Corp	31,526	12,691,737
Ur-Energy Inc (United States) (b)(c)	201,732	246,113
Uranium Energy Corp (b)(c)	266,275	2,556,240
VAALCO Energy Inc	58,477	311,682
Valero Energy Corp	161,658	50,582,788
Venture Global Inc Class A	280,089	3,747,591
Viper Energy Inc Class A	105,827	4,720,942
Vitesse Energy Inc (c)	18,719	292,016
W&T Offshore Inc	53,575	192,334
Williams Cos Inc/The	665,772	47,629,329
World Kinect Corp	28,034	1,117,435
		1,233,457,261
TOTAL ENERGY		1,366,866,703
Financials - 12.8%
Banks - 3.9%
1st Source Corp	10,423	935,360
ACNB Corp	5,681	366,311
Amalgamated Financial Corp	11,268	556,414
Amerant Bancorp Inc Class A	19,999	591,970
Ameris Bancorp	34,008	2,965,838
Arrow Financial Corp	7,679	305,931
Associated Banc-Corp	87,932	2,715,340
Atlantic Union Bankshares Corp	78,090	3,313,359
Avidbank Holdings Inc (b)	3,957	129,038
Axos Financial Inc (b)	31,180	3,161,964
Banc of California Inc	74,711	1,430,716
BancFirst Corp	11,141	1,256,928
Bancorp Inc/The (b)	22,537	1,511,557
Bank First Corp	5,389	823,116
Bank of America Corp	3,551,838	220,036,364
Bank of Hawaii Corp	21,542	1,721,206
Bank of Marin Bancorp	8,775	255,879
Bank OZK	55,622	2,853,409
BankUnited Inc	39,359	1,836,097
Bankwell Financial Group Inc	3,699	252,087
Banner Corp	18,433	1,297,868
Bar Harbor Bankshares	9,013	357,906
Beacon Financial Corp	44,952	1,416,438
BOK Financial Corp	11,433	1,615,369
Bridgewater Bancshares Inc (b)	11,852	242,729
Burke & Herbert Financial Services Corp	9,620	704,665
Business First Bancshares Inc	17,228	548,195
Byline Bancorp Inc	18,935	743,577
California BanCorp	11,943	254,386
Camden National Corp	8,844	511,979
Capital Bancorp Inc	5,363	200,201
Capital City Bank Group Inc	7,278	377,510
Capitol Federal Financial Inc	62,497	552,473
Carter Bankshares Inc	11,660	403,203
Cathay General Bancorp	36,352	2,297,083
Central Pacific Financial Corp	13,541	533,515
ChoiceOne Financial Services Inc	7,547	256,824
Citigroup Inc	928,152	122,933,732
Citizens Financial Group Inc	229,902	16,472,478
City Holding Co	7,655	1,110,817
Civista Bancshares Inc	11,154	324,135
CNB Financial Corp/PA	18,018	632,432
Coastal Financial Corp/WA Class A (b)	7,072	289,881
CoastalSouth Bancshares Inc	3,909	106,598
Colony Bankcorp Inc	10,946	239,936
Columbia Banking System Inc	156,972	4,908,514
Columbia Financial Inc (c)	41,033	443,567
Commerce Bancshares Inc/MO	73,253	4,341,705
Commercial Bancgroup Inc	3,749	128,366
Community Financial System Inc	28,587	1,852,723
Community Trust Bancorp Inc	9,220	723,309
Community West Bancshares	12,045	301,486
Connectone Bancorp Inc	27,154	894,453
Cullen/Frost Bankers Inc	34,251	5,697,311
Customers Bancorp Inc (b)	16,985	1,336,380
CVB Financial Corp	92,296	2,064,662
Dime Commercial Bancshares Inc	21,745	886,326
Eagle Bancorp Inc	14,322	397,436
East West Bancorp Inc	74,616	9,774,696
Eastern Bankshares Inc	115,150	2,643,844
Enterprise Financial Services Corp	19,486	1,292,117
Equity Bancshares Inc Class A	9,933	503,404
Esquire Financial Holdings Inc	3,562	460,282
Farmers National Banc Corp	29,479	467,537
FB Bancorp Inc (b)	8,520	131,677
FB Financial Corp	21,577	1,302,819
Fifth Third Bancorp	494,100	27,916,650
Financial Institutions Inc	10,949	453,946
First Bancorp/Southern Pines NC	22,416	1,409,294
First Busey Corp	45,989	1,419,221
First Business Financial Services Inc	4,411	309,696
First Citizens BancShares Inc/NC Class A	5,076	11,099,435
First Commonwealth Financial Corp	55,004	1,184,236
First Community Bankshares Inc	9,798	467,561
First Community Corp/SC	4,837	165,232
First Financial Bancorp	56,927	1,925,840
First Financial Bankshares Inc	70,342	2,471,818
First Financial Corp	6,213	500,457
First Hawaiian Inc	66,067	1,836,002
First Horizon Corp	259,037	6,641,709
First Internet Bancorp	4,503	132,658
First Interstate BancSystem Inc Class A	46,136	1,754,091
First Merchants Corp	35,055	1,512,273
First Mid Bancshares Inc	14,725	767,025
Firstsun Capital Bancorp (b)	15,171	586,814
Five Star Bancorp	10,363	489,030
Flagstar Financial Inc	164,110	2,333,644
FNB Corp/PA	192,334	3,635,113
Franklin Financial Services Corp	2,209	139,520
Fulton Financial Corp	102,671	2,497,985
GBank Financial Holdings Inc (b)	4,850	100,977
German American Bancorp Inc	19,819	1,008,391
Glacier Bancorp Inc	69,795	3,440,196
Great Southern Bancorp Inc	4,370	350,955
Hancock Whitney Corp	43,928	3,382,456
Hanmi Financial Corp	16,055	511,833
Heritage Financial Corp Wash	21,568	641,217
Hilltop Holdings Inc	21,702	855,927
Hingham Institution For Savings The	1,022	291,454
Home Bancorp Inc	3,540	252,544
Home BancShares Inc/AR	104,289	3,240,259
HomeTrust Bancshares Inc	6,981	357,357
Hope Bancorp Inc	68,272	956,491
Horizon Bancorp Inc/IN	26,838	548,837
Huntington Bancshares Inc/OH	1,104,998	18,829,166
Independent Bank Corp	26,190	2,195,508
Independent Bank Corp/MI	10,985	419,627
International Bancshares Corp	29,255	2,239,178
Investar Holding Corp	6,037	181,834
JPMorgan Chase & Co	1,457,986	512,904,895
Kearny Financial Corp/MD	31,875	305,681
KeyCorp	501,520	11,329,337
Lakeland Financial Corp	13,214	827,857
Live Oak Bancshares Inc	21,670	927,476
M&T Bank Corp	79,927	19,685,221
Mechanics Bancorp Class A	26,489	444,750
Mercantile Bank Corp	9,018	541,801
Meridian Corp	5,056	99,300
Metrocity Bankshares Inc	11,460	405,455
Metropolitan Bank Holding Corp	5,914	546,927
Mid Penn Bancorp Inc	14,111	541,016
Midland States Bancorp Inc	10,937	368,249
MVB Financial Corp	6,449	197,662
National Bank Holdings Corp Class A	24,313	1,050,078
NB Bancorp Inc	19,599	450,973
Nbt Bancorp Inc	28,272	1,488,521
Nicolet Bankshares Inc (c)	10,994	1,879,094
Northeast Bank	3,886	482,525
Northpointe Bancshares Inc	5,288	92,540
Northrim BanCorp Inc	12,096	320,665
Northwest Bancshares Inc	80,090	1,260,617
OceanFirst Financial Corp	48,016	927,189
Old National Bancorp/IN	185,920	4,952,909
Old Second Bancorp Inc	27,342	691,479
Origin Bancorp Inc	15,217	832,826
Orrstown Financial Services Inc	10,003	427,428
Park National Corp	9,162	1,907,070
Parke Bancorp Inc	4,983	170,169
Pathward Financial Inc	11,430	1,008,583
Peapack-Gladstone Financial Corp	8,584	394,692
Peoples Bancorp Inc/OH	21,231	884,483
Peoples Financial Services Corp	5,065	356,373
Pinnacle Financial Partners Inc	81,924	8,620,863
PNC Financial Services Group Inc/The	218,450	54,584,102
Preferred Bank/Los Angeles CA	5,976	624,133
Prosperity Bancshares Inc	54,554	4,084,458
Provident Financial Services Inc	75,781	1,870,275
QCR Holdings Inc	8,807	906,681
Red River Bancshares Inc	2,440	245,342
Regions Financial Corp	464,086	14,363,462
Renasant Corp	49,914	2,174,753
Republic Bancorp Inc/KY Class A	5,250	522,585
S&T Bancorp Inc	19,619	1,023,131
Seacoast Banking Corp of Florida	52,096	1,809,815
ServisFirst Bancshares Inc	27,247	2,438,607
Shore Bancshares Inc	16,501	404,275
Sierra Bancorp	6,313	257,318
Simmons First National Corp Class A	78,698	1,856,486
SmartFinancial Inc	7,758	406,519
South Plains Financial Inc	8,873	397,865
Southern Financial Capital Trust III (b)	5,312	331,469
Southern Missouri Bancorp Inc	5,029	389,295
Southside Bancshares Inc	17,995	585,017
SOUTHSTATE BANK CORP	52,855	5,554,532
Stock Yards Bancorp Inc	14,891	1,267,224
Texas Capital Bancshares Inc	23,583	2,331,180
TFS Financial Corp (c)	27,162	500,052
Third Coast Bancshares Inc (b)	9,394	411,833
Tompkins Financial Corp	6,896	688,497
Towne Bank/Portsmouth VA	46,519	1,763,535
TriCo Bancshares	17,336	997,513
Triumph Financial Inc (b)	12,543	952,390
Truist Financial Corp	678,548	35,175,928
TrustCo Bank Corp NY	9,530	543,019
Trustmark Corp	31,754	1,506,727
UMB Financial Corp	39,100	5,698,043
United Bankshares Inc/WV	74,557	3,612,287
United Community Banks Inc/GA	64,898	2,299,985
Unity Bancorp Inc	3,567	210,061
Univest Financial Corp	14,915	659,840
US Bancorp	844,896	53,236,897
Valley National Bancorp	258,135	3,688,749
WaFd Inc	40,026	1,471,756
Washington Trust Bancorp Inc	10,754	419,191
Webster Financial Corp	88,421	6,827,870
Wells Fargo & Co	1,665,202	143,956,713
WesBanco Inc	52,209	2,160,408
Westamerica BanCorp	12,802	770,040
Western Alliance Bancorp	55,446	4,462,849
Wintrust Financial Corp	36,481	5,820,179
WSFS Financial Corp	28,117	2,254,983
Zions Bancorp NA	80,719	5,626,114
		1,514,917,572
Capital Markets - 3.1%
Acadian Asset Management Inc	14,290	1,235,942
Affiliated Managers Group Inc	14,333	5,256,341
AI Financial Corp (b)	65,825	27,106
Ameriprise Financial Inc	48,943	26,715,047
Ares Management Corp Class A	114,996	14,729,838
Artisan Partners Asset Management Inc Class A	39,353	1,544,212
Bakkt Inc Class A (b)(c)	18,265	130,959
Bank of New York Mellon Corp/The	373,443	58,380,344
BGC Group Inc Class A	199,977	2,303,735
Blackrock Inc	78,572	85,674,123
Blackstone Inc	404,442	51,667,466
Blue Owl Capital Inc Class A	349,151	3,596,255
BRC Group Holdings Inc (b)(c)	13,453	96,322
Carlyle Group Inc/The	140,660	6,473,173
Cboe Global Markets Inc	56,914	17,656,430
Charles Schwab Corp/The	889,465	93,607,297
CME Group Inc Class A	197,181	52,803,100
Cohen & Steers Inc	15,251	1,254,700
Coinbase Global Inc Class A (b)	121,015	17,699,654
DigitalBridge Group Inc Class A	89,980	1,427,983
Donnelley Financial Solutions Inc (b)	13,537	640,300
Evercore Inc Class A	21,138	6,775,997
FactSet Research Systems Inc	19,777	5,205,306
Federated Hermes Inc Class B	39,262	2,354,150
Franklin Resources Inc	166,496	5,637,555
Galaxy Digital Inc Class A (b)(c)	104,206	2,189,368
GCM Grosvenor Inc Class A	32,916	410,792
Goldman Sachs Group Inc/The	160,528	163,478,505
Hamilton Lane Inc Class A	22,343	1,986,516
Houlihan Lokey Inc Class A	29,427	3,692,794
Innventure Inc (b)(c)	26,505	85,345
Interactive Brokers Group Inc Class A	242,410	21,329,656
Intercontinental Exchange Inc	307,712	46,919,926
Invesco Ltd	242,515	7,178,444
Jefferies Financial Group Inc	88,769	4,846,787
KKR & Co Inc Class A	376,453	38,183,628
Lazard Inc	60,605	2,568,440
LPL Financial Holdings Inc	43,565	15,408,941
MarketAxess Holdings Inc	19,286	3,130,118
Miami International Holdings Inc	17,593	827,575
Moelis & Co Class A	40,474	2,714,996
Moody's Corp	81,767	39,115,697
Morgan Stanley	652,204	137,236,766
Morningstar Inc	11,936	2,298,516
MSCI Inc	39,614	22,668,715
Nasdaq Inc	242,968	22,885,156
Northern Trust Corp	100,881	18,379,509
Oppenheimer Holdings Inc Class A	3,309	352,872
Perella Weinberg Partners Class A	39,567	698,358
Piper Sandler Cos	36,617	2,775,569
PJT Partners Inc Class A (c)	14,076	2,369,132
Raymond James Financial Inc	94,489	16,628,174
Ridgepost Capital Inc Class A	34,003	293,106
Robinhood Markets Inc Class A (b)	430,744	37,285,201
S&P Global Inc	164,988	67,963,507
SEI Investments Co	49,634	5,111,309
State Street Corp	150,711	27,754,938
StepStone Group Inc Class A	40,386	1,771,330
Stifel Financial Corp	83,717	6,940,976
StoneX Group Inc (b)	57,464	4,400,018
T Rowe Price Group Inc	116,625	13,032,844
TPG Inc Class A	73,557	3,211,499
Tradeweb Markets Inc Class A	63,059	6,337,430
Victory Capital Holdings Inc Class A	25,069	2,482,583
Virtu Financial Inc Class A	44,349	2,604,617
Virtus Invt Partners Inc	3,418	544,658
WisdomTree Inc	68,901	1,334,612
		1,224,322,258
Consumer Finance - 0.6%
Ally Financial Inc	153,408	6,647,169
American Express Co	289,677	97,403,891
Atlanticus Holdings Corp (b)	2,946	310,774
Bread Financial Holdings Inc	21,885	2,365,112
Capital One Financial Corp	338,851	70,823,248
Credit Acceptance Corp (b)	3,172	1,804,583
Dave Inc Class A (b)(c)	5,622	2,095,263
DeFi Development Corp (b)(c)	12,593	32,237
Encore Capital Group Inc (b)	11,577	1,089,164
Enova International Inc (b)	13,562	3,446,647
EZCORP Inc Class A (b)	31,418	935,314
Figure Technology Solutions Inc Class A	17,797	443,323
FirstCash Holdings Inc	20,932	4,270,337
Green Dot Corp Class A (b)	27,807	364,550
Happen Inc (b)	62,385	1,194,049
Jefferson Capital Inc	9,102	183,041
Lendingtree Inc (b)	6,066	193,263
Navient Corp	34,334	288,062
Nelnet Inc Class A	7,531	1,023,237
NerdWallet Inc Class A (b)	16,051	144,459
OneMain Holdings Inc	62,731	3,925,706
Oportun Financial Corp (b)	25,509	141,320
OppFi Inc Class A (b)(c)	21,560	202,017
PRA Group Inc (b)	20,531	356,623
PROG Holdings Inc	21,933	965,491
Regional Management Corp	4,796	154,767
SLM Corp	102,137	2,655,051
SoFi Technologies Inc Class A (b)(c)	697,126	11,370,125
Synchrony Financial	183,067	13,874,648
Upstart Holdings Inc (b)(c)	45,604	1,251,374
World Acceptance Corp (b)	1,477	265,579
		230,220,424
Financial Services - 3.3%
Affirm Holdings Inc Class A (b)	160,030	11,443,745
Alerus Financial Corp	13,438	447,082
Apollo Global Management Inc	250,887	31,508,898
Berkshire Hathaway Inc Class B (b)	997,569	510,296,446
Better Home & Finance Holding Co Class A (b)(c)	5,997	140,930
Block Inc Class A (b)	291,740	23,700,958
Cannae Holdings Inc	26,253	381,981
Cass Information Systems Inc	6,315	353,135
Corebridge Financial Inc	131,269	4,094,280
Corpay Inc (b)	35,542	13,580,954
Enact Holdings Inc	15,185	718,554
Equitable Holdings Inc	154,169	7,346,153
Essent Group Ltd	49,924	3,292,987
Euronet Worldwide Inc (b)	19,408	1,384,373
Federal Agricultural Mortgage Corp Class C	5,054	1,150,290
Fidelity National Information Services Inc	281,317	12,594,562
Finance of America Cos Inc Class A (b)(c)	2,701	61,447
Fiserv Inc (b)	290,052	15,645,405
Flywire Corp (b)	60,055	961,481
Global Payments Inc	126,913	10,670,845
HA Sustainable Infrastructure Capital Inc	69,300	2,624,391
International Money Express Inc (b)	15,349	182,039
Jack Henry & Associates Inc	38,541	5,936,856
Jackson Financial Inc	38,386	4,693,840
loanDepot Inc Class A (b)(c)	103,245	101,304
Marqeta Inc Class A (b)	51,382	891,992
Mastercard Inc Class A	439,082	251,637,894
Merchants Bancorp/IN	15,633	862,629
MGIC Investment Corp	114,586	3,442,163
NCR Atleos Corp (b)	39,879	1,875,509
NewtekOne Inc	13,478	199,879
NMI Holdings Inc (b)	40,854	1,809,832
Onity Group Inc (b)	3,491	127,980
Paymentus Holdings Inc Class A (b)	31,705	1,081,141
Payoneer Global Inc (b)	146,827	1,052,750
PayPal Holdings Inc	479,911	27,455,708
Paysign Inc (b)	19,344	173,322
PennyMac Financial Services Inc	15,688	1,183,032
Priority Technology Holdings Inc (b)(c)	14,539	94,504
Radian Group Inc	72,056	2,809,463
Remitly Global Inc (b)	93,623	2,131,796
Repay Holdings Corp Class A (b)	36,716	146,864
Rocket Cos Inc Class A (b)	533,901	6,887,323
Sezzle Inc (b)(c)	9,116	1,410,701
Shift4 Payments Inc Class A (b)(c)	32,004	1,696,212
Toast Inc Class A (b)	256,325	8,271,608
UWM Holdings Corp Class A (c)	180,595	328,683
Velocity Financial Inc (b)	4,901	85,964
Visa Inc Class A	903,154	330,671,774
Voya Financial Inc	49,815	4,953,105
Walker & Dunlop Inc	18,651	926,768
Western Union Co/The (c)	172,784	1,098,906
WEX Inc (b)	18,773	3,509,800
		1,320,130,238
Insurance - 1.8%
Abacus Global Management Inc Class A	17,166	176,981
AFLAC Inc	249,185	31,766,104
Allstate Corp/The	140,037	36,980,971
American Coastal Insurance Corp	16,213	172,182
American Financial Group Inc/OH	37,445	5,306,705
American Integrity Insurance Group Inc	3,413	69,249
American International Group Inc	288,751	22,690,054
Amerisafe Inc	10,771	312,790
Aon PLC	116,261	41,917,904
Arch Capital Group Ltd (b)	189,325	19,032,842
Arthur J Gallagher & Co	139,876	34,887,872
Assurant Inc	27,006	7,539,805
Assured Guaranty Ltd	22,495	1,860,786
Axis Capital Holdings Ltd	40,545	4,270,199
Baldwin Insurance Group Inc/The Class A (b)	43,419	1,204,443
Bowhead Specialty Holdings Inc (b)	9,084	277,880
Brighthouse Financial Inc (b)	31,036	1,921,439
Brown & Brown Inc	158,804	11,179,802
Chubb Ltd	196,082	68,762,036
Cincinnati Financial Corp	84,345	14,986,420
CNO Financial Group Inc	50,540	2,784,249
Donegal Group Inc Class A	12,982	256,265
Employers Holdings Inc	9,935	502,214
Erie Indemnity Co Class A	13,774	3,333,859
Everest Group Ltd	21,519	8,051,334
F&G Annuities & Life Inc	20,357	581,599
Fidelity National Financial Inc	137,562	7,096,824
First American Financial Corp	55,359	4,151,371
Genworth Financial Inc Class A (b)	206,717	2,032,028
Globe Life Inc	42,268	7,703,343
Goosehead Insurance Inc Class A (b)	12,791	793,042
Greenlight Capital Re Ltd Class A (b)	13,747	228,888
Hagerty Inc Class A (b)(c)	20,309	234,163
Hanover Insurance Group Inc/The	19,150	4,454,865
Hartford Insurance Group Inc/The	149,078	21,155,659
HCI Group Inc	5,723	1,001,582
Heritage Insurance Holdings Inc (b)	12,130	356,258
Hippo Holdings Inc (b)	11,644	366,204
Horace Mann Educators Corp	21,948	1,143,710
Investors Title Co	875	253,129
James River Group Holdings Inc	23,969	107,620
Kemper Corp	32,699	927,998
Kingstone Cos Inc	6,150	122,816
Kinsale Capital Group Inc	11,999	4,276,684
Lemonade Inc (b)	35,449	1,712,541
Lincoln National Corp	93,207	4,251,171
Loews Corp	91,754	10,644,382
Markel Group Inc (b)	6,799	12,798,030
Marsh & McLennan Cos Inc	262,268	49,749,617
MBIA Inc (b)	23,222	118,896
Mercury General Corp	14,633	1,567,487
MetLife Inc	294,410	28,301,633
Neptune Insurance Holdings Inc Class A	15,081	478,219
Octave Specialty Group Inc (b)	23,253	125,566
Old Republic International Corp	121,664	5,257,101
Oscar Health Inc Class A (b)	119,852	3,741,779
Palomar Hldgs Inc (b)	14,314	1,915,070
Primerica Inc	16,924	5,415,003
Principal Financial Group Inc	106,986	12,164,308
Progressive Corp/The	317,993	67,230,080
Prudential Financial Inc	189,068	23,081,421
Reinsurance Group of America Inc	35,689	8,452,940
RLI Corp	49,772	3,048,037
Root Inc/OH Class A (b)	7,605	411,811
Ryan Specialty Holdings Inc Class A	61,978	2,736,948
Safety Insurance Group Inc	8,149	842,525
Selective Insurance Group Inc	32,446	3,075,556
Selectquote Inc (b)	74,846	55,909
SiriusPoint Ltd (b)	56,130	1,327,475
Skyward Specialty Insurance Group Inc (b)	20,378	1,221,661
Slide Insurance Holdings Inc (b)	11,810	235,846
Stewart Information Services Corp	16,513	1,116,114
Tiptree Inc Class A	12,436	220,988
Travelers Companies Inc/The	115,609	43,279,385
Trupanion Inc (b)	18,228	446,404
TWFG Inc Class A (b)	7,124	190,923
United Fire Group Inc	11,951	613,803
Universal Insurance Holdings Inc	13,484	589,386
Unum Group	80,107	6,898,014
W R Berkley Corp	159,792	11,591,312
White Mountains Insurance Group Ltd	1,322	2,773,199
Willis Towers Watson PLC	51,496	17,298,536
		712,211,244
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Adamas Trust Inc	45,324	411,089
AGNC Investment Corp	624,741	6,659,739
Annaly Capital Management Inc	398,523	9,054,444
Arbor Realty Trust Inc (c)	105,563	528,871
Ares Commercial Real Estate Corp	29,861	127,208
ARMOUR Residential REIT Inc	67,837	1,117,275
Blackstone Mortgage Trust Inc Class A	86,103	1,251,938
Brightspire Capital Inc Class A	67,658	338,967
Chimera Investment Corp	44,867	559,940
Claros Mortgage Trust Inc (b)	68,232	120,771
Dynex Capital Inc	117,716	1,496,170
Ellington Financial Inc	68,636	911,486
Franklin BSP Realty Trust Inc	48,380	367,204
Invesco Mortgage Capital Inc	52,796	391,218
KKR Real Estate Select Trust Inc (c)	28,453	198,033
Ladder Capital Corp Class A	60,461	578,007
MFA Financial Inc	55,251	503,337
Orchid Island Capital Inc	112,146	727,828
Pennymac Mortgage Investment Trust	45,768	431,592
Ready Capital Corp	77,315	110,560
Redwood Trust Inc	78,985	360,961
Rithm Capital Corp	302,224	2,985,973
Starwood Property Trust Inc	189,206	3,023,512
TPG Mortgage Investment Trust Inc	18,026	125,641
TPG RE Finance Trust Inc	41,553	331,177
Two Harbors Investment Corp	56,627	684,620
		33,397,561
TOTAL FINANCIALS		5,035,199,297
Health Care - 9.6%
Biotechnology - 2.2%
4D Molecular Therapeutics Inc (b)	21,841	222,341
AbbVie Inc	961,501	241,279,061
Abeona Therapeutics Inc (b)(c)	26,610	170,836
Absci Corp (b)(c)	74,886	582,613
ACADIA Pharmaceuticals Inc (b)	68,489	1,771,810
Achieve Life Sciences Inc (b)(c)	46,642	299,442
ADMA Biologics Inc (b)	125,594	1,062,525
Agenus Inc (b)(c)	23,081	173,108
Agios Pharmaceuticals Inc (b)	32,038	961,781
Akebia Therapeutics Inc (b)	139,093	183,603
Aldeyra Therapeutics Inc (b)	27,322	42,076
Alector Inc (b)	46,002	69,463
Alkermes PLC (b)	90,871	4,451,770
Allogene Therapeutics Inc (b)	162,243	305,017
Alnylam Pharmaceuticals Inc (b)	72,629	14,926,712
Altimmune Inc (b)(c)	113,443	322,178
Amgen Inc	293,710	113,125,344
AnaptysBio Inc (b)	11,281	601,954
Anavex Life Sciences Corp (b)	49,361	135,743
Anika Therapeutics Inc (b)	7,602	146,567
Annexon Inc (b)	84,769	431,898
Apogee Therapeutics Inc (b)	30,325	4,066,279
Arbutus Biopharma Corp (b)(c)	87,294	378,856
Arcturus Therapeutics Holdings Inc (b)(c)	14,153	81,521
Arcus Biosciences Inc (b)	47,327	1,334,148
Arcutis Biotherapeutics Inc (b)	61,645	1,655,785
Ardelyx Inc (b)	134,863	667,572
ArriVent Biopharma Inc (b)	19,597	584,383
Arrowhead Pharmaceuticals Inc (b)	76,828	6,503,490
ARS Pharmaceuticals Inc (b)(c)	34,828	178,668
Assembly Biosciences Inc (b)	5,773	144,960
Atrium Therapeutics Inc	8,249	93,626
aTyr Pharma Inc (b)(c)	43,133	20,950
Aura Biosciences Inc (b)	57,210	401,042
Beam Therapeutics Inc (b)	53,907	1,375,707
Bicara Therapeutics Inc (b)	23,980	649,858
BioCryst Pharmaceuticals Inc (b)	134,245	1,205,520
Biogen Inc (b)	80,475	16,332,401
Biohaven Ltd (b)	71,060	959,310
BioMarin Pharmaceutical Inc (b)	105,575	6,336,612
Biomea Fusion Inc (b)	28,793	33,688
Black Diamond Therapeutics Inc (b)	23,643	39,957
Bridgebio Pharma Inc (b)	93,743	7,507,877
C4 Therapeutics Inc (b)	48,266	167,966
Cabaletta Bio Inc (b)	93,819	251,435
Candel Therapeutics Inc (b)	32,486	325,185
Capricor Therapeutics Inc (b)(c)	28,172	108,462
Cardiff Oncology Inc (b)(c)	30,591	26,168
CareDx Inc (b)	27,993	1,223,574
Caribou Biosciences Inc (b)	43,719	63,830
Carisma Therapeutics Inc rights (b)(d)	58,324	0
Cartesian Therapeutics Inc rights (b)(d)	43,098	12,498
Celcuity Inc (b)	20,572	1,777,009
Celldex Therapeutics Inc (b)	43,520	1,656,371
CG oncology Inc (b)	40,644	2,893,446
Cogent Biosciences Inc (b)	92,455	3,599,273
Coherus Oncology Inc (b)	83,840	118,214
Compass Therapeutics Inc (b)(c)	78,857	150,617
Corbus Pharmaceuticals Holdings Inc (b)	8,208	73,626
Corvus Pharmaceuticals Inc (b)	39,905	529,140
Cullinan Therapeutics Inc (b)	28,834	475,761
Cytokinetics Inc (b)	73,532	5,671,523
CytomX Therapeutics Inc (b)	95,714	296,713
Denali Therapeutics Inc (b)	82,232	1,892,981
Design Therapeutics Inc (b)	18,524	225,622
DiaMedica Therapeutics Inc (b)(c)	15,861	100,559
Dianthus Therapeutics Inc (b)	21,644	2,314,176
Disc Medicine Inc (b)	17,566	1,352,582
Dyne Therapeutics Inc (b)	80,473	2,026,310
Editas Medicine Inc (b)	53,033	136,825
Eledon Pharmaceuticals Inc (b)(c)	38,593	130,444
Emergent BioSolutions Inc (b)(c)	28,102	202,896
Enanta Pharmaceuticals Inc (b)	13,872	174,787
Entrada Therapeutics Inc (b)	11,691	79,382
Erasca Inc (b)	129,879	2,357,304
Evommune Inc	5,757	64,766
Exelixis Inc (b)	137,123	7,271,633
Fate Therapeutics Inc (b)	53,650	131,443
First Tracks Biotherapeutics Inc	14,640	644,746
Galectin Therapeutics Inc (b)	26,705	79,314
Geron Corp (b)	287,846	371,321
Gilead Sciences Inc	675,748	87,989,147
Gossamer Bio Inc (b)(c)	99,976	16,946
GRAIL Inc (b)	17,848	1,223,659
Halozyme Therapeutics Inc (b)	64,641	5,335,468
Heron Therapeutics Inc (b)(c)	88,576	43,951
Humacyte Inc Class A (b)(c)	91,962	60,088
Ideaya Biosciences Inc (b)	51,296	1,821,008
Immunic Inc (b)(c)	8,037	112,277
ImmunityBio Inc (b)(c)	175,955	1,261,597
Immunome Inc (b)	58,491	1,331,255
Immunovant Inc (b)	41,839	1,615,822
Incyte Corp (b)	91,453	10,930,463
Inhibrx Biosciences Inc (b)	5,146	422,229
Insmed Inc (b)	118,109	11,645,547
Intellia Therapeutics Inc (b)(c)	76,633	818,440
Ionis Pharmaceuticals Inc (b)	89,520	4,634,450
Iovance Biotherapeutics Inc (b)	204,521	832,400
Ironwood Pharmaceuticals Inc Class A (b)	79,755	337,364
Jade Biosciences Inc (b)	23,792	469,892
Janux Therapeutics Inc (b)	25,904	392,964
Keros Therapeutics Inc (b)	10,654	107,286
Kodiak Sciences Inc (b)	22,466	934,136
Korro Bio Inc (b)	7,460	77,360
Krystal Biotech Inc (b)	14,333	4,889,273
Kura Oncology Inc (b)	47,299	426,164
Kymera Therapeutics Inc (b)	34,321	3,548,791
Kyverna Therapeutics Inc (b)	20,135	146,986
Larimar Therapeutics Inc (b)	35,912	137,184
Lexeo Therapeutics Inc (b)	33,665	139,036
Lineage Cell Therapeutics Inc (b)	128,741	139,040
Lyell Immunopharma Inc (b)	7,428	96,118
MacroGenics Inc (b)	30,003	110,711
Madrigal Pharmaceuticals Inc (b)	10,290	4,808,723
MannKind Corp (b)	166,811	652,231
MapLight Therapeutics Inc	10,157	132,244
MiMedx Group Inc (b)	64,724	267,310
Mineralys Therapeutics Inc (b)	34,871	889,908
Mirum Pharmaceuticals Inc (b)	26,122	2,767,626
Moderna Inc (b)	192,513	10,553,563
Monopar Therapeutics Inc (b)	2,123	230,027
Monte Rosa Therapeutics Inc (b)	37,397	617,798
Myriad Genetics Inc (b)	49,732	142,234
Natera Inc (b)	78,046	20,897,597
Neurocrine Biosciences Inc (b)	54,791	9,139,139
Neurogene Inc (b)	5,853	192,505
Nkarta Inc (b)	28,950	60,506
Novavax Inc (b)(c)	89,983	658,676
Nurix Therapeutics Inc (b)	52,316	1,214,254
Ocugen Inc (b)(c)	175,442	215,794
Olema Pharmaceuticals Inc (b)	31,720	363,194
OmniAb Operations Inc $12.5 earnout shares (b)(d)	2,111	802
OmniAb Operations Inc $15 earnout shares (b)(d)	2,111	549
Organogenesis Holdings Inc Class A (b)	38,700	91,719
ORIC Pharmaceuticals Inc (b)	46,000	509,220
Oruka Therapeutics Inc (b)	27,467	2,650,840
Palvella Therapeutics Inc (b)	5,426	754,431
PDL BioPharma Inc (b)(d)	20,940	0
Perspective Therapeutics Inc (b)(c)	44,085	128,287
Praxis Precision Medicines Inc (b)	14,222	4,377,958
Precigen Inc (b)	96,158	602,911
Prime Medicine Inc (b)(c)	56,650	165,418
ProKidney Corp Class A (b)(c)	53,769	82,804
Protagonist Therapeutics Inc (b)	33,112	4,524,424
Protara Therapeutics Inc (b)	26,054	102,132
PTC Therapeutics Inc (b)	44,949	3,056,981
Puma Biotechnology Inc (b)	20,880	165,578
Recursion Pharmaceuticals Inc Class A (b)(c)	279,305	837,915
Regeneron Pharmaceuticals Inc	54,406	41,491,648
REGENXBIO Inc (b)	25,784	249,847
Relay Therapeutics Inc (b)	92,307	1,738,141
Replimune Group Inc (b)(c)	40,679	455,605
Revolution Medicines Inc (b)	108,686	20,381,886
Rezolute Inc (b)	46,922	221,472
Rhythm Pharmaceuticals Inc (b)	33,834	3,358,025
Rigel Pharmaceuticals Inc (b)	10,030	369,204
Rocket Pharmaceuticals Inc (b)	45,953	142,914
Roivant Sciences Ltd (b)	245,460	8,323,549
Sagimet Biosciences Inc Class A (b)	32,776	233,037
Sana Biotechnology Inc (b)	91,087	285,102
Sarepta Therapeutics Inc (b)	57,482	854,183
Savara Inc (b)	72,886	397,958
Scholar Rock Holding Corp (b)	53,914	2,549,863
SELLAS Life Sciences Group Inc (b)(c)	100,879	1,009,799
Sionna Therapeutics Inc (b)	7,675	361,723
Solid Biosciences Inc (b)	38,419	309,657
Spyre Therapeutics Inc (b)	41,946	4,124,550
Stoke Therapeutics Inc (b)	30,924	892,467
Summit Therapeutics Inc (b)(c)	84,610	1,101,622
Syndax Pharmaceuticals Inc (b)	48,248	919,124
Tango Therapeutics Inc (b)	66,969	1,820,217
Taysha Gene Therapies Inc (b)	146,036	855,771
Tectonic Therapeutic Inc (b)(c)	5,330	149,400
TG Therapeutics Inc (b)	72,000	3,746,160
Tonix Pharmaceuticals Holding Corp (b)	9,314	93,233
Travere Therapeutics Inc (b)	50,357	2,814,453
Twist Bioscience Corp (b)	33,784	3,092,925
Tyra Biosciences Inc (b)	16,597	529,112
Ultragenyx Pharmaceutical Inc (b)	54,176	1,349,524
United Therapeutics Corp (b)	23,134	11,976,703
Upstream Bio Inc (b)	17,310	109,226
Vanda Pharmaceuticals Inc (b)	31,092	158,569
Vaxcyte Inc (b)	71,406	3,861,636
Vera Therapeutics Inc Class A (b)	35,648	1,144,301
Veracyte Inc (b)	43,353	2,008,111
Verastem Inc (b)	45,927	266,377
Vericel Corp (b)	27,682	1,272,265
Vertex Pharmaceuticals Inc (b)	138,165	65,918,522
Viking Therapeutics Inc (b)	63,115	2,003,270
Vir Biotechnology Inc (b)	67,746	586,680
Viridian Therapeutics Inc (b)	54,402	1,029,286
Voyager Therapeutics Inc (b)	26,647	80,740
Xencor Inc (b)	40,047	809,350
Zenas Biopharma Inc (b)	20,849	655,493
		880,801,004
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	947,735	100,175,590
Align Technology Inc (b)	36,363	6,151,165
Alphatec Holdings Inc (b)	64,523	614,259
AngioDynamics Inc (b)	22,195	328,264
Anteris Technologies Global Corp (b)	40,964	321,158
Artivion Inc (b)	23,094	619,612
AtriCure Inc (b)	27,457	1,036,776
Axogen Inc (b)	28,899	1,219,827
Baxter International Inc	282,023	7,377,722
Becton Dickinson & Co	149,979	24,839,522
Beta Bionics Inc (b)(c)	22,074	283,209
Bioventus Inc (b)(c)	25,313	333,372
Boston Scientific Corp (b)	808,847	37,797,420
Butterfly Network Inc Class A (b)	116,550	828,671
Ceribell Inc (b)	11,385	201,401
Cerus Corp (b)	108,601	233,492
ClearPoint Neuro Inc (b)(c)	16,408	245,136
CONMED Corp	16,318	755,523
Cooper Cos Inc/The (b)	106,240	7,683,277
CVRx Inc (b)(c)	8,243	42,657
Delcath Systems Inc (b)	14,284	174,550
DENTSPLY SIRONA Inc	108,616	1,452,196
Dexcom Inc (b)	209,921	17,517,907
Edwards Lifesciences Corp (b)	313,390	26,973,477
Electromed Inc (b)	3,785	154,163
Embecta Corp (c)	34,051	123,946
Enovis Corp (b)	31,173	908,693
Envista Holdings Corp (b)	88,143	2,407,185
GE HealthCare Technologies Inc	247,725	16,850,255
Glaukos Corp (b)	31,944	5,325,704
Globus Medical Inc Class A (b)	61,519	4,847,082
Haemonetics Corp (b)	25,152	2,151,502
ICU Medical Inc (b)	13,675	2,304,374
IDEXX Laboratories Inc (b)	42,953	24,013,734
Inogen Inc (b)	11,633	75,033
Inspire Medical Systems Inc (b)	14,356	720,815
Insulet Corp (b)	37,729	6,238,490
Integer Holdings Corp (b)	18,371	2,226,749
Integra LifeSciences Holdings Corp (b)	36,244	603,463
Intuitive Surgical Inc (b)	192,719	68,093,404
iRadimed Corp	4,379	397,876
iRhythm Technologies Inc (b)	17,921	2,099,804
Kestra Medical Technologies Ltd (b)	10,410	237,660
Lantheus Holdings Inc (b)	35,356	3,522,872
LeMaitre Vascular Inc	11,390	1,154,035
LivaNova PLC (b)	29,856	2,392,660
Medline Inc Class A (c)	219,351	8,616,107
Medtronic PLC	698,472	59,642,524
Merit Medical Systems Inc (b)	32,272	2,743,443
Microbot Medical Inc (b)(c)	34,564	59,450
Neogen Corp (b)	119,124	1,434,253
NeuroPace Inc (b)	13,049	168,202
Novocure Ltd (b)	57,905	859,310
Omnicell Inc (b)	24,826	878,096
OraSure Technologies Inc (b)	37,455	151,693
Orthofix Medical Inc (b)	21,334	251,741
OrthoPediatrics Corp (b)	9,035	182,417
Penumbra Inc (b)	21,382	6,867,685
Procept Biorobotics Corp (b)(c)	31,266	582,173
Pulse Biosciences Inc (b)(c)	10,108	355,094
QuidelOrtho Corp (b)	36,819	617,455
ResMed Inc	78,996	16,666,576
RxSight Inc (b)	17,900	107,579
SANUWAVE Health Inc (b)(c)	3,564	21,989
Senseonics Holdings Inc (b)(c)	27,775	139,708
SI-BONE Inc (b)	21,998	390,684
Sight Sciences Inc (b)	17,823	93,749
Solventum Corp (b)	80,178	6,850,408
STAAR Surgical Co (b)	27,009	657,939
Stereotaxis Inc (b)	43,108	54,315
STERIS PLC	53,444	12,206,610
Streamex Corp (b)(c)	46,296	32,865
Stryker Corp	187,733	61,144,638
Tactile Systems Technology Inc (b)	12,334	347,449
Tandem Diabetes Care Inc (b)	37,313	727,604
Teleflex Inc	24,050	3,287,876
TransMedics Group Inc (b)	18,764	1,435,634
UFP Technologies Inc (b)(c)	4,216	1,074,152
Varex Imaging Corp (b)	22,659	253,554
Zimmer Biomet Holdings Inc	105,180	9,879,557
		582,838,211
Health Care Providers & Services - 1.7%
Acadia Healthcare Co Inc (b)	50,039	1,482,155
Accendra Health Inc (b)	39,851	123,139
AdaptHealth Corp (b)	59,176	639,101
Addus HomeCare Corp (b)	9,874	1,140,250
agilon health Inc (b)	6,796	622,582
Alignment Healthcare Inc (b)	89,599	1,330,545
AMN Healthcare Services Inc (b)	21,007	706,465
Ardent Health Inc (b)	12,819	136,778
Astrana Health Inc (b)	23,003	817,987
Aveanna Healthcare Holdings Inc (b)	40,461	379,929
BrightSpring Health Services Inc (b)	86,006	5,135,418
Brookdale Senior Living Inc (b)	129,434	1,889,736
Cardinal Health Inc	127,458	29,319,164
Castle Biosciences Inc (b)	16,773	469,644
Cencora Inc	105,889	32,967,481
Centene Corp (b)	255,216	15,879,564
Chemed Corp	7,254	3,860,942
Cigna Group/The	144,018	40,188,223
Clover Health Investments Corp Class A (b)	220,363	918,914
Community Health Systems Inc (b)	60,886	169,872
Concentra Group Holdings Parent Inc	64,424	2,039,020
CorVel Corp (b)	16,928	1,016,696
CVS Health Corp	694,505	72,527,157
DaVita Inc (b)	17,411	4,180,207
Elevance Health Inc	118,221	44,432,181
Encompass Health Corp	54,155	6,014,996
Ensign Group Inc/The	31,604	5,630,569
Fulgent Genetics Inc (b)	10,503	173,825
GeneDx Holdings Corp Class A (b)	12,035	783,599
Guardant Health Inc (b)	72,228	11,700,214
Guardian Pharmacy Services Inc Class A (b)	15,564	615,245
HCA Healthcare Inc	84,525	34,028,920
HealthEquity Inc (b)	45,826	4,610,554
Henry Schein Inc (b)	52,519	4,503,504
Hims & Hers Health Inc Class A (b)(c)	115,061	3,195,244
Hinge Health Inc Class A (b)	17,274	1,290,541
Humana Inc	65,379	23,788,803
Infusystem Holdings Inc (b)	10,323	94,351
Labcorp Holdings Inc	44,657	13,807,944
LifeStance Health Group Inc (b)	125,693	1,317,263
McKesson Corp	65,408	56,001,676
Molina Healthcare Inc (b)	28,286	5,533,307
National HealthCare Corp	6,805	1,538,134
NeoGenomics Inc (b)	70,919	1,084,352
NRC Health Class A	7,042	137,389
Nutex Health Inc (b)	2,754	406,022
Oncology Institute Inc/The (b)	37,338	181,463
OPKO Health Inc (b)	222,565	293,786
Option Care Health Inc (b)	85,043	1,958,540
PACS Group Inc (b)	24,030	1,105,620
Pediatrix Medical Group Inc (b)	43,490	1,152,920
Pennant Group Inc/The (b)	18,790	757,613
Privia Health Group Inc (b)	65,572	1,552,089
Progyny Inc (b)	39,491	1,229,355
Quest Diagnostics Inc	60,254	14,039,785
RadNet Inc (b)	38,594	2,461,525
Sonida Senior Living Inc (b)	17,231	695,443
Strata Critical Medical Inc (b)	10,503	52,724
Surgery Partners Inc (b)	41,210	634,634
Talkspace Inc Class A (b)	76,473	399,189
Tenet Healthcare Corp (b)	46,914	11,952,749
UnitedHealth Group Inc	494,240	204,813,056
Universal Health Services Inc Class B	28,907	4,869,095
US Physical Therapy Inc	8,172	646,078
Viemed Healthcare Inc (b)	17,967	209,675
		687,634,941
Health Care Technology - 0.1%
Certara Inc (b)(c)	63,215	512,042
Claritev Corp Class A (b)	4,083	92,725
Doximity Inc Class A (b)	73,112	1,528,772
Evolent Health Inc Class A (b)	59,199	182,925
GoodRx Holdings Inc Class A (b)(c)	50,755	155,818
Health Catalyst Inc (b)	37,546	78,471
HealthStream Inc	12,649	354,678
HeartFlow Inc (b)	9,740	245,740
LifeMD Inc (b)(c)	22,372	78,302
OptimizeRx Corp (b)	7,973	48,236
Phreesia Inc (b)	30,138	323,381
Schrodinger Inc/United States (b)	33,541	507,811
Simulations Plus Inc (b)(c)	8,665	157,963
Teladoc Health Inc (b)(c)	99,799	669,651
Veeva Systems Inc Class A (b)	81,860	16,681,431
Waystar Holding Corp (b)	62,627	1,322,056
		22,940,002
Life Sciences Tools & Services - 0.9%
10X Genomics Inc Class A (b)	63,341	2,994,129
Adaptive Biotechnologies Corp (b)	67,116	1,514,808
Agilent Technologies Inc	153,857	21,289,193
Avantor Inc (b)	373,034	5,140,409
Azenta Inc (b)	22,309	627,552
Bio-Rad Laboratories Inc Class A (b)	9,843	3,203,700
Bio-Techne Corp	85,267	6,146,898
BioLife Solutions Inc (b)	21,170	662,198
Bruker Corp	60,683	3,813,320
Charles River Laboratories International Inc (b)	26,148	6,079,671
Codexis Inc (b)	45,287	63,402
CryoPort Inc (b)	27,248	411,172
Cytek Biosciences Inc (b)	59,852	252,575
Danaher Corp	342,777	66,834,660
Fortrea Holdings Inc (b)	51,587	988,923
Ginkgo Bioworks Holdings Inc Class A (b)(c)	26,894	217,572
Illumina Inc (b)	82,334	16,886,703
IQVIA Holdings Inc (b)	90,887	21,360,263
Lifecore Biomedical Inc (b)	20,078	88,745
Maravai LifeSciences Holdings Inc Class A (b)	67,668	444,579
MaxCyte Inc (b)	56,050	58,853
Medpace Holdings Inc (b)	12,270	7,081,140
Mesa Laboratories Inc	3,003	302,732
Mettler-Toledo International Inc (b)	11,011	15,594,879
Pacific Biosciences of California Inc (b)	161,348	225,887
Personalis Inc (b)	38,166	483,182
Quanterix Corp (b)	21,733	75,631
Quantum-Si Inc Class A (b)(c)	106,167	75,633
Repligen Corp (b)	28,809	4,062,357
Revvity Inc	60,991	6,862,707
Sotera Health Co (b)	144,051	2,572,751
Standard BioTools Inc (b)	164,179	142,507
Tempus AI Inc Class A (b)(c)	55,868	2,450,929
Thermo Fisher Scientific Inc	202,211	116,129,778
Waters Corp (b)	53,440	20,163,446
West Pharmaceutical Services Inc	38,463	13,114,344
		348,417,228
Pharmaceuticals - 3.2%
Aclaris Therapeutics Inc (b)	71,414	371,353
Alumis Inc (b)	46,441	1,311,958
Amneal Intermediate Inc Class A (b)	94,028	1,722,593
Amphastar Pharmaceuticals Inc (b)	19,453	387,893
Amylyx Pharmaceuticals Inc (b)	45,584	925,811
ANI Pharmaceuticals Inc (b)	9,880	782,891
Aquestive Therapeutics Inc (b)(c)	47,989	177,319
Arvinas Inc (b)	33,500	269,005
AtaiBeckley Inc (b)	106,309	763,299
Atea Pharmaceuticals Inc (b)	36,692	172,452
Axsome Therapeutics Inc (b)	23,620	5,148,924
BioAge Labs Inc (b)	17,658	159,628
Bristol-Myers Squibb Co	1,111,592	72,598,074
Collegium Pharmaceutical Inc (b)	17,358	614,300
Contineum Therapeutics Inc Class A (b)	14,700	227,703
Corcept Therapeutics Inc (b)	51,880	5,939,741
CorMedix Inc (b)(c)	39,401	296,690
Crinetics Pharmaceuticals Inc (b)	57,620	4,812,422
Definium Therapeutics Inc (b)	70,287	3,058,890
Edgewise Therapeutics Inc (b)	40,935	1,573,132
Elanco Animal Health Inc (b)	272,840	7,194,791
Eli Lilly & Co	430,508	494,584,811
Enliven Therapeutics Inc (b)	29,627	1,623,856
Eton Pharmaceuticals Inc (b)	12,876	597,704
Evolus Inc (b)	35,311	206,216
EyePoint Inc (b)	42,430	519,768
Filana Therapeutics Inc (b)	31,056	31,366
Fulcrum Therapeutics Inc (b)	24,832	88,899
Harmony Biosciences Holdings Inc (b)	21,455	756,074
Harrow Inc (b)(c)	17,944	695,689
Indivior Pharmaceuticals Inc	66,020	2,641,460
Innoviva Inc (b)	38,005	796,965
Jazz Pharmaceuticals PLC (b)	34,110	8,625,055
Johnson & Johnson	1,309,943	335,803,888
LB Pharmaceuticals Inc	13,015	521,641
LENZ Therapeutics Inc (b)(c)	11,664	61,819
Lexicon Pharmaceuticals Inc (b)	119,718	276,549
Ligand Pharmaceuticals Inc (b)	10,885	3,129,873
Liquidia Corp (b)	38,130	3,207,114
Maze Therapeutics Inc (b)	16,092	433,197
MBX Biosciences Inc (b)	14,531	958,029
Merck & Co Inc	1,344,182	175,012,496
Nektar Therapeutics (b)	18,379	1,298,844
Neumora Therapeutics Inc (b)	51,761	83,335
Nuvation Bio Inc Class A (b)	132,801	840,630
Ocular Therapeutix Inc (b)	94,792	774,451
Omeros Corp (b)(c)	39,738	470,498
Organon & Co	142,191	1,926,688
Pacira BioSciences Inc (b)	22,248	587,570
Perrigo Co PLC	75,600	764,316
Pfizer Inc	3,102,267	77,587,698
Phathom Pharmaceuticals Inc (b)(c)	26,874	235,148
Phibro Animal Health Corp Class A	11,389	413,762
Prestige Consumer Healthcare Inc (b)	25,542	1,282,719
Rapport Therapeutics Inc (b)	15,516	635,846
Royalty Pharma PLC Class A	212,140	12,395,340
Septerna Inc (b)	12,454	429,040
SIGA Technologies Inc	20,366	66,597
Supernus Pharmaceuticals Inc (b)	31,723	1,415,797
Tarsus Pharmaceuticals Inc (b)	21,557	1,272,725
Theravance Biopharma Inc (b)	20,195	340,488
Third Harmonic Bio Inc (b)(d)	9,227	0
Trevi Therapeutics Inc (b)	64,697	1,180,720
Viatris Inc	635,364	11,156,992
WaVe Life Sciences Ltd (b)	83,643	460,873
Xeris Biopharma Holdings Inc (b)	95,784	773,935
Zevra Therapeutics Inc (b)	32,340	307,553
Zoetis Inc Class A	228,386	17,651,954
		1,273,434,857
TOTAL HEALTH CARE		3,796,066,243
Industrials - 9.9%
Aerospace & Defense - 2.5%
AAR Corp (b)	21,318	2,985,373
AeroVironment Inc (b)(c)	17,486	2,611,884
AerSale Corp (b)	16,775	104,004
AIRO Group Holdings Inc (b)(c)	5,784	38,983
Archer Aviation Inc Class A (b)(c)	351,412	1,630,552
Astronics Corp (b)	20,910	1,453,036
ATI Inc (b)	74,264	13,920,044
Axon Enterprise Inc (b)	43,883	23,159,692
Boeing Co (b)	428,993	92,722,547
BWX Technologies Inc	50,007	8,436,181
Byrna Technologies Inc (b)	9,441	42,956
Cadre Holdings Inc	17,384	535,949
Carpenter Technology Corp	27,023	14,042,772
Curtiss-Wright Corp	20,090	14,545,160
Ducommun Inc (b)	7,516	1,345,514
Eve Holding Inc Class A (b)(c)	52,554	121,925
FTAI Aviation Ltd	55,796	11,493,976
GE Aerospace	567,809	204,450,987
General Dynamics Corp	138,133	52,962,955
HEICO Corp	23,159	8,252,941
HEICO Corp Class A	40,537	10,429,360
Hexcel Corp	40,947	4,215,494
Honeywell Aerospace Inc	172,470	35,656,448
Howmet Aerospace Inc	217,776	61,469,454
Huntington Ingalls Industries Inc	21,400	6,986,030
Innovative Solutions And Support Inc (b)	6,379	116,672
Intuitive Machines Inc Class A (b)(c)	68,670	847,388
Karman Holdings Inc (b)	49,513	2,384,051
Kratos Defense & Security Solutions Inc (b)	101,816	4,744,626
L3Harris Technologies Inc	101,459	28,110,231
Leonardo DRS Inc	42,386	1,951,875
Loar Holdings Inc (b)(c)	19,228	1,316,157
Lockheed Martin Corp	110,413	64,342,072
Mercury Systems Inc (b)	28,642	2,781,138
Moog Inc Class A	15,525	6,052,421
National Presto Industries Inc	2,853	346,411
Northrop Grumman Corp	72,666	39,419,852
Park Aerospace Corp	9,759	330,830
Red Cat Holdings Inc (b)(c)	72,333	544,667
Redwire Corp Class A (b)(c)	60,831	524,363
Rocket Lab Corp (b)	276,966	17,988,942
RTX Corp	732,780	157,708,912
StandardAero Inc (b)	102,766	3,012,071
Textron Inc	94,704	8,074,463
TransDigm Group Inc	30,438	38,180,818
V2X Inc (b)	10,986	991,377
Virgin Galactic Holdings Inc Class A (b)(c)	56,345	143,680
Voyager Technologies Inc Class A (b)(c)	6,831	167,564
VSE Corp	15,202	2,955,117
Woodward Inc	32,417	11,694,433
		968,344,348
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	64,170	9,479,834
Expeditors International of Washington Inc	71,171	11,948,899
FedEx Corp	119,446	36,717,700
Forward Air Corp Class Common Stock (b)	11,847	166,450
GXO Logistics Inc (b)	62,479	3,133,947
Hub Group Inc Class A	32,864	1,529,162
United Parcel Service Inc Class B	406,401	42,355,113
		105,331,105
Building Products - 0.6%
A O Smith Corp	60,776	3,654,461
AAON Inc	36,919	3,288,006
Advanced Drainage Systems Inc	38,922	5,389,919
Allegion plc	46,714	7,352,784
Apogee Enterprises Inc	11,572	458,251
Armstrong World Industries Inc	23,164	4,045,824
AZZ Inc	16,178	2,341,280
Builders FirstSource Inc (b)	58,398	3,879,963
Carlisle Cos Inc	22,025	7,927,238
Carrier Global Corp	424,746	26,253,550
CSW Industrials Inc	8,920	2,844,856
Fortune Brands Innovations Inc	65,527	3,227,860
Gibraltar Industries Inc (b)	16,092	680,048
Griffon Corp	20,823	1,794,318
Hayward Holdings Inc (b)	108,063	1,634,993
Insteel Industries Inc	10,485	321,365
Janus International Group Inc (b)	75,108	385,304
JELD-WEN Holding Inc (b)	46,425	65,924
Johnson Controls International plc	332,085	48,703,586
Lennox International Inc	17,274	7,183,911
Louisiana-Pacific Corp	34,584	2,504,919
Masco Corp	109,759	7,845,573
Masterbrand Inc (b)	111,141	916,913
Modine Manufacturing Co (b)	28,637	5,757,755
Owens Corning	43,753	6,077,292
Quanex Building Products Corp	24,700	440,648
Resideo Technologies Inc (b)	75,548	2,591,296
Simpson Manufacturing Co Inc	22,336	4,193,361
Tecnoglass Holdings Inc	13,466	584,963
Trane Technologies PLC	120,312	54,735,945
Trex Co Inc (b)	56,300	2,441,168
UFP Industries Inc	30,625	2,656,413
Zurn Elkay Water Solutions Corp	80,597	4,070,954
		226,250,641
Commercial Services & Supplies - 0.5%
ABM Industries Inc	32,456	1,554,967
ACCO Brands Corp	55,393	233,758
ACV Auctions Inc Class A (b)	94,595	708,517
Brady Corp Class A	23,685	2,232,785
BrightView Holdings Inc (b)	37,418	487,931
Brink's Co/The	22,284	2,639,540
Casella Waste Systems Inc Class A (b)	33,918	3,042,784
Cintas Corp	185,187	37,894,816
Clean Harbors Inc (b)	27,058	8,465,907
Copart Inc (b)	483,033	14,065,921
CoreCivic Inc (b)	53,520	1,600,248
Deluxe Corp	25,274	653,838
Ennis Inc	15,715	342,587
GEO Group Inc/The (b)	70,998	2,193,128
Healthcare Services Group Inc (b)	37,253	867,995
HNI Corp	38,102	1,714,971
Interface Inc	31,212	1,069,323
Liquidity Services Inc (b)	12,731	496,254
MillerKnoll Inc	37,190	837,519
MSA Safety Inc	19,660	3,740,708
Onterris Inc (b)	18,125	380,444
OPENLANE Inc (b)	57,444	2,283,973
Perma-Fix Environmental Services Inc (b)(c)	9,135	151,641
Pitney Bowes Inc	67,513	1,183,503
Quad/Graphics Inc Class A	16,275	169,097
Republic Services Inc	108,839	22,916,051
Rollins Inc	159,455	6,054,506
Tetra Tech Inc	140,873	4,671,349
UniFirst Corp/MA	7,870	2,305,753
Veralto Corp	133,784	12,598,439
Vestis Corp (b)	61,098	883,477
Waste Management Inc	200,958	45,527,036
		183,968,766
Construction & Engineering - 0.5%
AECOM	69,791	5,052,170
Ameresco Inc Class A (b)	16,411	345,780
API Group Corp (b)	209,699	8,320,856
Arcosa Inc	26,643	3,868,564
Argan Inc	7,582	4,325,000
Bowman Consulting Group Ltd (b)	7,572	203,308
Centuri Holdings Inc (b)	46,278	1,288,380
Comfort Systems USA Inc	19,130	33,088,970
Construction Partners Inc Class A (b)	25,987	2,685,756
Dycom Industries Inc (b)	16,329	6,549,072
EMCOR Group Inc	24,193	19,292,224
Everus Construction Group Inc (b)	27,739	3,479,303
Fluor Corp (b)	75,825	3,804,140
Granite Construction Inc	23,730	2,870,618
IES Holdings Inc (b)	4,764	3,546,989
Legence Corp Class A	28,792	1,840,673
Limbach Holdings Inc (b)	6,218	445,831
MasTec Inc (b)	33,493	8,812,008
Matrix Service Co (b)	14,999	173,988
MYR Group Inc (b)	8,460	2,819,041
NWPX Infrastructure Inc (b)	5,223	642,847
Orion Group Holdings Inc (b)	21,071	206,074
Primoris Services Corp	29,392	2,480,979
Quanta Services Inc	81,787	54,581,373
Sterling Infrastructure Inc (b)	16,760	10,001,865
Terrestrial Energy Inc Class A (b)(c)	28,898	141,889
Tutor Perini Corp	23,987	2,008,911
Valmont Industries Inc	10,544	5,079,045
WillScot Holdings Corp	98,046	2,380,557
		190,336,211
Electrical Equipment - 1.3%
Acuity Inc	16,351	5,369,505
Allient Inc	8,113	709,563
American Superconductor Corp (b)	25,823	758,422
AMETEK Inc	124,691	30,139,062
Amprius Technologies Inc (b)	77,029	739,478
Array Technologies Inc (b)(c)	84,623	441,732
Atkore Inc	18,377	1,340,786
Babcock & Wilcox Enterprises Inc (b)	63,770	594,336
Blink Charging Co (b)	61,181	31,631
Bloom Energy Corp Class A (b)	142,462	29,320,104
ChargePoint Holdings Inc Class A (b)(c)	14,292	78,034
Eaton Corp PLC	211,324	87,741,725
Emerson Electric Co	304,864	45,674,724
Energy Vault Holdings Inc Class A (b)(c)	63,849	181,970
EnerSys	20,001	3,721,186
Enovix Corp Class B (b)(c)	104,487	427,352
Eos Energy Enterprises Inc (b)(c)	185,314	626,361
Fluence Energy Inc Class A (b)(c)	46,051	641,490
FuelCell Energy Inc (b)	28,767	621,655
GE Vernova Inc	146,243	144,822,980
Generac Holdings Inc (b)	32,115	6,330,188
GrafTech International Ltd (b)	9,252	62,173
Hubbell Inc	28,784	13,601,879
Hyliion Holdings Corp Class A (b)	69,483	247,359
KULR Technology Group Inc (b)(c)	22,371	59,283
LSI Industries Inc	20,318	475,238
NANO Nuclear Energy Inc (b)(c)	21,492	341,938
NeoVolta Inc (b)(c)	16,578	34,980
Nextpower Inc Class A (b)	80,931	7,273,269
NuScale Power Corp Class A (b)(c)	117,722	991,219
nVent Electric PLC	87,931	13,526,426
Plug Power Inc (b)(c)	757,309	1,560,057
Powell Industries Inc	15,433	3,220,558
Power Solutions International Inc (b)	3,450	95,255
Preformed Line Products Co	1,395	497,987
Regal Rexnord Corp	36,213	7,431,994
Rockwell Automation Inc	60,586	29,086,127
Sensata Technologies Holding PLC	79,758	3,691,998
SES AI Corp Class A (b)	133,162	73,292
Shoals Technologies Group Inc (b)	91,059	795,856
Sunrun Inc (b)	129,075	1,266,226
Vertiv Holdings Co Class A	209,086	50,508,905
Vicor Corp (b)	12,692	2,631,940
		497,786,243
Ground Transportation - 0.9%
ArcBest Corp	12,077	1,743,315
Avis Budget Group Inc (b)(c)	9,187	1,262,661
Covenant Logistics Group Inc Class A	8,239	292,649
CSX Corp	1,010,864	50,947,546
Fedex Freight Holding Co Inc	59,195	8,318,673
Ftai Infrastructure Inc	63,481	236,784
Heartland Express Inc	24,785	303,121
Hertz Global Holdings Inc (b)(c)	65,110	103,199
JB Hunt Transport Services Inc	40,542	11,017,289
Knight-Swift Transportation Holdings Inc	88,654	6,164,113
Landstar System Inc	18,625	3,255,091
Lyft Inc Class A (b)	206,149	3,269,523
Marten Transport Ltd	33,023	488,410
Norfolk Southern Corp	122,174	40,986,934
Old Dominion Freight Line Inc	99,751	21,161,177
Proficient Auto Logistics Inc (b)	12,544	85,800
RXO Inc (b)	89,477	1,811,909
Ryder System Inc	21,156	5,424,822
Saia Inc (b)	14,478	5,032,987
Schneider National Inc Class B	27,028	965,981
U-Haul Holding Co (b)(c)	5,045	357,741
U-Haul Holding Co Class N	54,146	3,388,457
Uber Technologies Inc (b)	1,107,768	77,942,556
Union Pacific Corp	322,988	94,354,484
Werner Enterprises Inc	32,866	1,229,846
XPO Inc (b)	64,010	12,864,090
		353,009,158
Industrial Conglomerates - 0.2%
3M Co	283,938	50,052,591
Honeywell International Inc	172,500	41,926,125
		91,978,716
Machinery - 2.0%
3D Systems Corp (b)(c)	79,485	209,840
AGCO Corp	32,655	3,336,035
AirJoule Technologies Corp Class A (b)(c)	17,515	74,088
Alamo Group Inc	6,018	957,343
Albany International Corp Class A	15,451	1,151,254
Alliance Laundry Holdings Inc	20,151	531,382
Allison Transmission Holdings Inc	45,004	5,154,758
Astec Industries Inc	12,500	633,250
Atmus Filtration Technologies Inc	44,601	2,302,750
Blue Bird Corp (b)	17,192	1,278,913
Caterpillar Inc	250,659	204,239,461
CECO Environmental Corp (b)	28,746	1,894,074
CNH Industrial NV Class A	478,000	4,899,500
Columbus McKinnon Corp/NY	15,270	292,726
Crane Co	26,683	5,695,753
Cummins Inc	75,135	47,650,617
Deere & Co	136,701	81,018,582
Donaldson Co Inc	62,976	5,934,858
Douglas Dynamics Inc	12,605	556,259
Dover Corp	73,421	15,023,405
Energy Recovery Inc (b)	28,323	244,994
Enerpac Tool Group Corp Class A	27,926	998,075
Enpro Inc	11,443	3,592,187
Esab Corp	31,010	2,683,295
ESCO Technologies Inc	14,061	4,433,293
Federal Signal Corp	33,168	4,144,342
Flowserve Corp	69,780	5,302,582
Fortive Corp	165,866	9,820,926
Franklin Electric Co Inc	20,626	2,159,955
FreightCar America Inc (b)	7,364	58,691
Gates Industrial Corp Ltd	138,632	3,878,923
Gorman-Rupp Co/The	11,321	919,152
Graco Inc	90,321	7,169,681
Graham Corp (b)	6,082	583,264
Greenbrier Cos Inc/The	17,014	837,940
Helios Technologies Inc	17,797	1,386,564
Hillman Solutions Corp (b)	104,942	825,894
Hyster-Yale Inc Class A	6,250	208,938
IDEX Corp	40,287	9,284,139
Illinois Tool Works Inc	142,366	40,851,924
Ingersoll Rand Inc	194,132	16,186,726
ITT Inc	48,736	9,551,281
JBT Marel Corp	28,440	3,938,087
Kadant Inc	6,443	1,981,223
Kennametal Inc	41,367	1,405,237
Lincoln Electric Holdings Inc	29,907	7,814,998
Lindsay Corp	5,629	623,806
Manitowoc Co Inc/The (b)	19,207	266,017
Mayville Engineering Co Inc (b)	7,887	202,459
Microvast Holdings Inc (b)(c)	103,997	83,936
Middleby Corp/The (b)	22,530	3,009,557
Miller Industries Inc/TN	6,473	325,592
Mueller Industries Inc	120,595	8,008,714
Mueller Water Products Inc Class A1	84,792	2,140,150
Nordson Corp	28,883	8,600,780
Oshkosh Corp	33,859	4,821,860
Otis Worldwide Corp	208,656	15,012,799
PACCAR Inc	286,474	38,009,370
Palladyne AI Corp Class A (b)(c)	18,702	97,811
Parker-Hannifin Corp	68,606	66,995,817
Pentair PLC	87,707	5,739,546
Perma-Pipe International Holdings Inc (b)	4,188	101,140
Proto Labs Inc (b)	12,886	967,094
RBC Bearings Inc (b)	17,158	9,459,377
Richtech Robotics Inc Class B (b)(c)	81,457	115,669
Snap-on Inc	28,189	11,569,047
SPX Technologies Inc (b)	27,373	6,011,658
Standex International Corp	6,623	1,963,720
Stanley Black & Decker Inc	85,011	8,040,340
Symbotic Inc Class A (b)(c)	32,557	1,401,579
Taylor Devices Inc (b)	1,632	83,771
Tennant CO	9,245	776,857
Terex Corp	62,154	3,905,757
Timken Co/The	34,788	4,785,089
Titan International Inc (b)	25,163	181,677
Toro Co/The	52,641	4,836,129
Trinity Industries Inc	43,134	1,347,506
Velo3D Inc Class A (b)(c)	9,765	98,919
Wabash National Corp	21,535	270,480
Watts Water Technologies Inc Class A	14,915	5,157,458
Westinghouse Air Brake Technologies Corp	92,400	26,875,464
Worthington Enterprises Inc	16,897	949,780
Xylem Inc/NY	129,463	15,143,287
		781,077,171
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	20,935	534,680
Kirby Corp (b)	29,021	3,805,814
Matson Inc	16,432	3,328,959
Pangaea Logistics Solutions Ltd	18,522	140,951
		7,810,404
Passenger Airlines - 0.1%
Alaska Air Group Inc (b)	60,402	2,866,075
Allegiant Travel Co (b)	12,330	1,209,326
American Airlines Group Inc (b)	360,774	5,509,019
Delta Air Lines Inc	355,732	31,105,206
Frontier Group Holdings Inc (b)	30,898	208,561
JetBlue Airways Corp (b)	160,549	968,110
Joby Aviation Inc Class A (b)(c)	133,704	955,984
SkyWest Inc (b)	21,480	2,297,716
Southwest Airlines Co	266,382	11,979,199
United Airlines Holdings Inc (b)	176,639	21,431,610
		78,530,806
Professional Services - 0.5%
Alight Inc Class A	12,954	219,959
Amentum Holdings Inc (b)	83,467	1,852,967
Automatic Data Processing Inc	217,703	58,009,141
Barrett Business Services Inc	13,332	520,481
BlackSky Technology Inc Class A (b)	17,254	397,705
Booz Allen Hamilton Holding Corp Class A	65,577	4,572,028
Broadridge Financial Solutions Inc	62,872	9,679,144
CACI International Inc (b)	11,990	5,968,023
Cbiz Inc (b)	25,926	1,428,004
Clarivate PLC (b)(c)	236,786	468,836
Concentrix Corp (c)	23,095	568,137
Conduent Inc (b)	89,217	140,071
CRA International Inc	3,509	628,216
Equifax Inc	64,722	11,172,312
ExlService Holdings Inc (b)	82,706	2,806,215
Exponent Inc	26,321	1,759,559
First Advantage Corp (b)(c)	42,703	847,228
Franklin Covey Co (b)(c)	5,067	108,687
FTI Consulting Inc (b)	15,992	2,548,805
Genpact Ltd	85,509	3,007,352
Huron Consulting Group Inc (b)	8,217	1,247,094
ICF International Inc	9,797	792,773
Innodata Inc (b)	17,739	1,114,541
Insperity Inc	19,705	997,270
Jacobs Solutions Inc	64,228	8,666,284
KBR Inc	68,767	2,517,560
Kelly Services Inc Class A	16,243	241,046
Kforce Inc	8,591	487,711
Korn Ferry	28,165	2,317,135
Legalzoom.com Inc (b)	60,659	477,386
Leidos Holdings Inc	68,617	7,932,125
ManpowerGroup Inc	25,350	1,328,847
Maximus Inc	28,498	1,717,005
Mistras Group Inc (b)	9,679	147,218
Parsons Corp (b)	29,074	1,285,362
Paychex Inc	175,635	20,521,193
Paycom Software Inc	22,703	3,722,384
Paylocity Holding Corp (b)	23,464	3,235,568
Planet Labs PBC Class A (b)(c)	159,051	3,257,364
Resolute Holdings Management Inc (b)(c)	1,926	238,362
Resources Connection Inc	17,186	75,103
Robert Half Inc (c)	54,716	2,068,265
Science Applications International Corp	23,350	2,734,986
Spire Global Inc Class A (b)(c)	19,843	227,401
SS&C Technologies Holdings Inc	112,983	8,705,340
TIC Solutions Inc (b)	98,021	716,534
TransUnion	105,257	8,275,305
TriNet Group Inc	15,443	1,016,613
TrueBlue Inc (b)	16,066	113,747
UL Solutions Inc Class A	42,255	3,872,248
Upwork Inc (b)(c)	69,674	638,214
Verisk Analytics Inc	71,292	13,891,246
Verra Mobility Corp Class A (b)	86,049	455,199
Willdan Group Inc (b)	7,912	542,209
		212,279,508
Trading Companies & Distributors - 0.5%
Alta Equipment Group Inc Class A (b)	10,959	72,109
Applied Industrial Technologies Inc	20,193	6,970,826
BlueLinx Holdings Inc (b)	4,224	229,025
Boise Cascade Co	19,094	1,458,400
Core & Main Inc Class A (b)	102,093	4,489,029
Custom Truck One Source Inc Class A (b)	32,860	333,529
DNOW Inc (b)	98,722	1,393,955
DXP Enterprises Inc/TX (b)	6,793	1,066,637
Fastenal Co	625,124	29,824,666
Ferguson Enterprises Inc	105,561	24,736,109
GATX Corp	19,431	3,475,623
Global Industrial Co	7,643	273,161
Herc Holdings Inc	16,690	2,505,837
Hudson Technologies Inc (b)	19,777	119,452
Karat Packaging Inc	4,796	192,991
McGrath RentCorp	13,244	1,525,047
MSC Industrial Direct Co Inc Class A	25,134	3,101,536
NPK International Inc (b)	45,122	563,574
QXO Inc (b)(c)	451,555	6,005,682
Rush Enterprises Inc Class A	34,836	2,779,564
Rush Enterprises Inc Class B	3,030	235,522
SiteOne Landscape Supply Inc (b)	23,994	2,265,993
Sunbelt Rentals Holdings Inc (c)	223,529	16,076,206
Titan Machinery Inc (b)	10,469	177,868
Transcat Inc (b)	5,047	430,862
United Rentals Inc	34,108	36,811,400
Watsco Inc	19,021	5,883,195
Wesco International Inc	26,591	9,133,743
Willis Lease Finance Corp	5,126	365,638
WW Grainger Inc	23,635	32,668,770
Xometry Inc Class A (b)	25,911	2,221,091
		197,387,040
TOTAL INDUSTRIALS		3,894,090,117
Information Technology - 34.4%
Communications Equipment - 1.2%
ADTRAN Holdings Inc (b)	39,605	337,039
Applied Optoelectronics Inc (b)	40,962	3,863,536
Arista Networks Inc (b)	562,014	101,359,225
Aviat Networks Inc (b)	6,699	137,195
BK Technologies Corp (b)	2,045	163,599
Calix Inc (b)	31,425	1,128,158
Ciena Corp (b)	77,012	29,037,375
Cisco Systems Inc	2,149,521	249,322,941
Clearfield Inc (b)(c)	6,173	186,795
Digi International Inc (b)	20,632	1,438,463
Extreme Networks Inc (b)	70,811	2,134,244
F5 Inc (b)	30,695	12,356,886
Harmonic Inc (b)	58,827	679,452
Lantronix Inc (b)	17,211	92,594
Lumentum Holdings Inc (b)	42,357	30,240,357
Motorola Solutions Inc	90,305	39,350,404
Netgear Inc (b)	14,522	350,852
NetScout Systems Inc (b)	36,770	1,495,436
Ondas Inc (b)(c)	269,184	2,016,188
Ribbon Communications Inc (b)	55,191	118,108
Viasat Inc (b)	73,772	5,675,280
Viavi Solutions Inc (b)	127,906	4,726,127
Vistance Networks Inc	122,202	1,434,651
		487,644,905
Electronic Equipment, Instruments & Components - 1.0%
908 Devices Inc (b)	15,441	123,682
Advanced Energy Industries Inc	20,792	6,019,700
Aeva Technologies Inc (b)(c)	16,004	280,710
Amphenol Corp Class A	669,590	107,603,114
Arlo Technologies Inc (b)	59,428	874,780
Arrow Electronics Inc (b)	27,947	6,052,482
Avnet Inc	44,553	3,958,089
Badger Meter Inc (c)	15,825	2,126,089
Bel Fuse Inc Class A	957	213,535
Bel Fuse Inc Class B	6,503	1,768,621
Belden Inc	21,083	2,615,346
Benchmark Electronics Inc	19,615	1,564,689
CDW Corp/DE	69,567	10,282,698
Climb Global Solutions Inc	8,933	239,494
Cognex Corp	90,384	5,896,652
Coherent Corp (b)	106,549	28,010,667
Corning Inc	426,348	58,942,612
Crane NXT Co	26,931	1,399,065
CTS Corp	15,498	993,732
Daktronics Inc (b)	22,338	441,622
ePlus Inc	14,174	1,309,819
Evolv Technologies Holdings Inc Class A (b)	79,206	438,009
Flex Ltd (b)	200,058	22,756,598
Frequency Electronics Inc (b)(c)	3,685	213,619
Insight Enterprises Inc (b)	16,360	2,109,295
IPG Photonics Corp (b)	13,802	1,173,998
Itron Inc (b)	23,999	2,391,740
Jabil Inc	57,569	18,137,113
Keysight Technologies Inc (b)	93,350	29,786,119
Kimball Electronics Inc (b)	13,085	323,592
Knowles Corp (b)	46,382	1,697,117
LightPath Technologies Inc Class A (b)(c)	31,187	323,409
Lightwave Logic Inc (b)(c)	81,849	528,745
Littelfuse Inc	13,745	6,077,077
M-Tron Industries Inc (b)	2,245	184,943
Methode Electronics Inc	19,219	268,874
MicroVision Inc (b)(c)	146,899	39,075
Mirion Technologies Inc Class A (b)	132,696	1,987,786
Napco Security Technologies Inc	19,416	719,945
nLight Inc (b)	30,628	2,107,206
Novanta Inc (b)(c)	19,331	2,755,634
OSI Systems Inc (b)	8,406	1,861,004
Ouster Inc Class A (b)(c)	34,614	1,350,292
PC Connection Inc	6,181	517,473
Plexus Corp (b)	14,528	3,651,468
Powerfleet Inc NJ (b)(c)	63,034	247,093
Ralliant Corp	60,737	3,970,378
Rogers Corp (b)	8,984	1,109,254
Sanmina Corp (b)	29,107	5,401,095
ScanSource Inc (b)	10,132	573,674
SmartRent Inc Class A (b)	89,879	90,778
TD SYNNEX Corp	40,733	10,415,428
Teledyne Technologies Inc (b)	25,248	16,551,831
TTM Technologies Inc (b)	56,434	6,514,741
Vishay Intertechnology Inc	67,197	2,299,481
Vishay Precision Group Inc (b)	6,663	613,329
Vontier Corp	76,351	2,453,158
Vuzix Corp (b)	34,972	81,485
Zebra Technologies Corp Class A (b)	25,965	7,629,036
		400,068,090
IT Services - 1.0%
Accenture PLC Class A	334,147	55,441,670
Akamai Technologies Inc (b)	79,180	9,119,952
Amdocs Ltd	58,453	3,257,001
Applied Digital Corp (b)(c)	138,251	3,786,695
Backblaze Inc Class A (b)	32,514	446,092
BigBear.ai Holdings Inc (b)(c)	263,118	734,099
Cloudflare Inc Class A (b)	173,924	48,521,318
Cognizant Technology Solutions Corp Class A	258,010	14,280,854
Commerce.com Inc (b)	36,218	113,362
CoreWeave Inc Class A (b)	143,630	10,308,325
DigitalOcean Holdings Inc (b)	44,204	5,193,970
DXC Technology Co (b)	90,776	1,020,322
EPAM Systems Inc (b)	28,419	2,999,910
Everforth Inc (b)	22,446	638,364
Fastly Inc Class A (b)	79,643	1,804,710
Gartner Inc (b)	36,475	5,508,455
GoDaddy Inc Class A (b)	72,072	5,963,237
Grid Dynamics Holdings Inc (b)	34,895	240,427
Hackett Group Inc/The	12,614	135,222
IBM Corporation	511,507	114,398,541
Information Services Group Inc	19,577	81,440
Kyndryl Holdings Inc (b)	122,363	1,658,019
MongoDB Inc Class A (b)	43,729	14,757,663
Okta Inc Class A (b)	91,325	12,961,757
Rackspace Technology Inc (b)(c)	56,751	234,382
Snowflake Inc (b)	188,162	55,184,151
TSS Inc/MD (b)	12,985	128,811
Twilio Inc Class A (b)	82,535	16,288,282
Unisys Corp (b)	34,983	100,401
VeriSign Inc	44,556	12,922,131
Whitefiber Inc (b)(c)	5,447	129,094
		398,358,657
Semiconductors & Semiconductor Equipment - 15.5%
Advanced Micro Devices Inc (b)	887,421	422,545,509
Aehr Test Systems (b)	16,052	1,283,839
Aeluma Inc (b)(c)	5,822	94,316
Alpha & Omega Semiconductor Ltd (b)	13,260	420,872
Ambarella Inc (b)	22,662	1,948,932
Ambiq Micro Inc (b)	5,051	321,193
Amkor Technology Inc	61,830	3,083,462
Analog Devices Inc	265,702	97,621,572
Applied Materials Inc	431,925	219,275,365
Astera Labs Inc (b)	72,792	22,655,054
Atomera Inc (b)(c)	21,506	110,971
Axcelis Technologies Inc (b)	16,870	2,199,511
AXT Inc (b)	32,493	1,963,552
Blaize Holdings Inc Class A (b)(c)	40,969	32,377
Broadcom Inc	2,576,694	1,003,055,440
Cerebras Systems Inc Class A (b)	18,729	3,721,640
CEVA Inc (b)	15,100	493,015
Cirrus Logic Inc (b)	27,689	3,581,572
Cohu Inc (b)	25,582	1,227,680
Credo Technology Group Holding Ltd (b)	88,385	18,294,811
Diodes Inc (b)	25,046	2,061,787
Enphase Energy Inc (b)	71,561	2,686,400
Entegris Inc	83,238	9,909,484
Everspin Technologies Inc (b)	10,150	147,480
First Solar Inc (b)	58,514	12,348,209
FormFactor Inc (b)	42,334	4,495,871
GlobalFoundries Inc	56,595	2,829,184
GSI Technology Inc (b)(c)	15,267	85,648
Ichor Holdings Ltd (b)	18,885	1,421,474
Impinj Inc (b)	14,706	2,225,900
Intel Corp (b)	2,571,206	231,922,781
KLA Corp	710,975	129,980,450
Kopin Corp (b)(c)	95,712	336,906
Lam Research Corp	680,686	199,454,612
Lattice Semiconductor Corp (b)	74,812	9,296,887
MACOM Technology Solutions Holdings Inc (b)	35,786	8,998,032
Marvell Technology Inc	476,537	89,379,280
MaxLinear Inc (b)	45,765	3,058,017
Microchip Technology Inc	294,372	21,868,896
Micron Technology Inc	613,741	505,127,255
MKS Inc	36,722	10,922,959
Monolithic Power Systems Inc	26,763	38,164,841
Navitas Semiconductor Corp Class A (b)	109,060	1,184,392
NVE Corp	2,675	311,022
NVIDIA Corp	13,181,178	2,646,121,484
ON Semiconductor Corp (b)	213,197	17,399,007
Onto Innovation Inc (b)	27,014	6,985,280
PDF Solutions Inc (b)	20,618	950,284
Penguin Solutions Inc (b)	25,021	1,316,855
Photronics Inc (b)	31,994	969,098
Power Integrations Inc	30,286	1,838,663
Qnity Electronics Inc	114,151	14,974,328
Qorvo Inc (b)	43,469	3,936,987
QUALCOMM Inc	573,650	84,676,477
QuickLogic Corp (b)	8,890	116,548
Rambus Inc (b)	58,727	5,345,919
Rigetti Computing Inc Class A (b)(c)	180,384	2,696,741
Semtech Corp (b)	50,560	5,956,979
Silicon Laboratories Inc (b)	17,891	3,891,293
SiTime Corp (b)	12,041	6,444,343
SkyWater Technology Inc (b)	15,564	510,400
Skyworks Solutions Inc (c)	81,647	5,084,975
SolarEdge Technologies Inc (b)(c)	32,938	1,357,046
Synaptics Inc (b)	20,969	2,250,393
Teradyne Inc	85,265	31,351,088
Texas Instruments Inc	495,293	136,572,092
Ultra Clean Holdings Inc (b)	24,289	2,023,517
Universal Display Corp	23,815	1,909,010
Veeco Instruments Inc (b)	33,096	1,654,800
Wolfspeed Inc (c)	16,570	391,383
		6,078,873,440
Software - 8.3%
8x8 Inc (b)	75,404	143,268
A10 Networks Inc	39,190	1,158,848
ACI Worldwide Inc (b)	55,963	3,208,359
Adeia Inc	59,871	1,595,562
Adobe Inc (b)	220,001	55,090,450
Agilysys Inc (b)	13,860	1,457,518
Alarm.com Holdings Inc (b)	26,846	1,469,819
Alkami Technology Inc (b)(c)	43,943	798,444
Amplitude Inc Class A (b)	50,276	446,451
Appfolio Inc Class A (b)	13,025	2,346,975
Appian Corp Class A (b)	22,102	595,870
AppLovin Corp Class A (b)	146,441	57,975,992
Arteris Inc (b)	18,151	542,352
Asana Inc Class A (b)(c)	53,848	448,015
Atlassian Corp Class A (b)	87,014	8,789,719
Aurora Innovation Inc Class A (b)(c)	681,548	4,395,985
Autodesk Inc (b)	114,896	26,908,643
AvePoint Inc Class A (b)	74,873	975,595
Bentley Systems Inc Class B	80,900	2,867,096
BILL Holdings Inc (b)	48,079	2,169,805
Bit Digital Inc (b)(c)	174,559	228,672
BitMine Immersion Technologies Inc (c)	309,256	5,343,944
Blackbaud Inc (b)	19,040	814,912
BlackLine Inc (b)	26,563	834,078
Blend Labs Inc Class A (b)	113,053	201,234
Box Inc Class A (b)	74,943	2,364,452
Braze Inc Class A (b)	53,448	1,331,924
C3.ai Inc Class A (b)(c)	69,536	638,340
Cadence Design Systems Inc (b)	150,153	51,055,023
Ccc Intelligent Solutions Holdings Inc Class A (b)	289,909	1,765,546
Cerence Inc (b)	24,647	209,992
Cipher Digital Inc (b)(c)	164,373	3,668,805
Circle Internet Group Inc Class A (b)(c)	31,201	1,953,495
Cleanspark Inc (b)(c)	139,601	1,920,910
Clear Secure Inc Class A	49,728	2,746,975
Commvault Systems Inc (b)	22,400	2,638,720
Consensus Cloud Solutions Inc (b)	9,965	362,726
Core Scientific Inc (b)	172,574	3,575,733
Crowdstrike Holdings Inc Class A (b)	554,151	105,765,260
CS Disco Inc (b)	13,720	53,508
Daily Journal Corp (b)(c)	492	288,853
Datadog Inc Class A (b)	180,081	48,256,306
Digimarc Corp (c)	10,396	68,198
Digital Turbine Inc (b)	58,720	473,283
Docusign Inc (b)	105,520	5,785,662
Dolby Laboratories Inc Class A	32,831	1,930,791
Domo Inc Class B (b)(c)	20,373	75,176
Dropbox Inc Class A (b)	82,180	2,675,781
Dynatrace Inc (b)	160,902	7,131,177
eGain Corp (b)	9,276	63,262
Elastic NV (b)	49,903	3,283,118
Fair Isaac Corp (b)	12,615	14,166,267
Five9 Inc (b)	41,508	1,141,885
Fortinet Inc (b)	338,974	54,896,839
Freshworks Inc Class A (b)	115,098	1,306,938
Gen Digital Inc	300,727	8,254,956
Gitlab Inc Class A (b)	78,527	2,709,967
Guidewire Software Inc (b)	46,170	7,015,070
HubSpot Inc (b)	27,916	6,626,142
Hut 8 Corp (United States) (b)	54,425	5,857,763
I3 Verticals Inc Class A (b)(c)	10,329	217,529
Intapp Inc (b)	28,807	941,701
InterDigital Inc	14,024	4,274,866
Intuit Inc	150,538	47,580,546
Klaviyo Inc Class A (b)	76,436	1,363,618
Life360 Inc (b)(c)	44,038	2,380,254
LiveRamp Holdings Inc (b)	34,222	1,295,987
Manhattan Associates Inc (b)	32,175	6,157,008
MARA Holdings Inc (b)(c)	207,133	2,344,746
Microsoft Corp	4,042,592	1,878,673,354
Mitek Systems Inc (b)	24,662	411,855
N-able Inc/US (b)(c)	40,213	188,197
nCino Inc (b)(c)	54,365	1,003,578
NCR Voyix Corp (b)(c)	74,747	618,158
Netskope Inc Class A (b)(c)	102,414	1,289,392
NextNav Inc Class A (b)	49,079	643,426
Nutanix Inc Class A (b)	144,245	8,511,897
OneSpan Inc	20,600	318,888
Ooma Inc (b)	13,472	293,016
Oracle Corp	923,511	119,936,374
PagerDuty Inc (b)	42,182	446,286
Palantir Technologies Inc Class A (b)	1,249,603	153,776,145
Palo Alto Networks Inc (b)	441,391	146,466,776
PAR Technology Corp (b)(c)	22,216	376,561
Pegasystems Inc	49,020	1,497,561
Pivotal Software Inc rights (b)(d)	5,752	0
Porch Group Inc (b)(c)	55,756	805,674
Procore Technologies Inc (b)	63,071	3,454,399
Progress Software Corp (b)	22,631	918,592
PTC Inc (b)	62,898	8,629,606
Q2 Holdings Inc (b)	34,089	2,074,997
Qualys Inc (b)	19,079	2,761,685
Rapid7 Inc (b)	32,229	311,010
Red Violet Inc (b)	7,225	501,271
Rekor Systems Inc (b)(c)	61,149	38,144
RingCentral Inc Class A	40,138	2,232,476
Riot Platforms Inc (b)	175,170	3,533,179
Roper Technologies Inc	54,889	21,514,841
Rubrik Inc Class A (b)	87,811	6,354,004
Salesforce Inc	445,205	81,926,624
Samsara Inc Class A (b)	202,271	7,538,640
SentinelOne Inc Class A (b)	180,879	3,447,554
ServiceNow Inc (b)	561,351	62,439,072
ServiceTitan Inc Class A (b)	31,865	2,646,707
SoundHound AI Inc Class A (b)(c)	218,058	1,336,696
Sprinklr Inc Class A (b)	63,789	405,698
Sprout Social Inc Class A (b)	31,012	266,083
SPS Commerce Inc (b)	19,894	1,460,021
Strategy Inc Class A (b)	180,226	16,811,481
Synopsys Inc (b)	104,276	40,538,338
Telos Corp (b)	28,418	126,176
Tenable Holdings Inc (b)	59,730	1,949,587
Teradata Corp (b)(c)	51,156	1,585,324
Terawulf Inc (b)(c)	218,292	3,855,037
Thryv Holdings Inc (b)	22,578	91,441
Trimble Inc (b)	127,168	7,195,165
Tyler Technologies Inc (b)	22,994	7,118,942
UiPath Inc Class A (b)(c)	231,768	2,957,360
Unity Software Inc (b)	189,652	6,013,865
Varonis Systems Inc (b)	62,195	2,484,690
Veritone Inc (b)(c)	41,759	45,517
Vertex Inc Class A (b)	39,928	515,470
Viant Technology Inc Class A (b)	11,531	135,720
Weave Communications Inc (b)	35,883	234,675
Workday Inc Class A (b)	110,970	17,792,930
Workiva Inc Class A (b)	29,063	1,737,967
Xperi Inc (b)	26,240	202,310
Yext Inc (b)(c)	46,447	253,601
Zeta Global Holdings Corp Class A (b)(c)	111,274	2,403,518
Zoom Communications Inc Class A (b)	145,000	13,930,150
Zscaler Inc (b)	56,108	8,483,530
		3,264,933,935
Technology Hardware, Storage & Peripherals - 7.4%
Apple Inc	7,993,057	2,469,135,238
Corsair Gaming Inc (b)(c)	24,877	263,945
Dell Technologies Inc Class C	157,443	63,822,669
Diebold Nixdorf Inc (b)	18,766	1,380,990
Eastman Kodak Co (b)	38,667	324,803
Everpure Inc Class A (b)	171,984	13,272,005
GPGI Inc Class A	97,765	1,290,498
Hewlett Packard Enterprise Co	722,253	34,595,919
HP Inc	497,569	13,568,707
Immersion Corp	15,581	117,792
IonQ Inc (b)(c)	203,382	7,411,240
NetApp Inc	107,409	19,172,507
One Stop Systems Inc (b)	11,766	143,898
Quantum Computing Inc (b)(c)	103,773	840,561
Sandisk Corp (b)	80,598	97,912,868
Seagate Technology Holdings PLC	122,042	104,483,817
Super Micro Computer Inc (b)(c)	306,444	8,703,010
Turtle Beach Corp (b)(c)	6,906	84,599
Western Digital Corp	187,606	102,215,253
Xerox Holdings Corp	63,835	188,313
Xerox Holdings Corp warrants 2/14/2028 (b)	350	107
		2,938,928,739
TOTAL INFORMATION TECHNOLOGY		13,568,807,766
Materials - 2.0%
Chemicals - 1.0%
AdvanSix Inc	14,333	287,520
Air Products and Chemicals Inc	121,196	35,739,488
Albemarle Corp	64,314	7,565,899
Alto Ingredients Inc (b)(c)	41,961	199,734
Arq Inc (b)	14,648	28,857
Ashland Inc	24,716	1,794,629
ASP Isotopes Inc (b)(c)	59,477	237,908
Aspen Aerogels Inc (b)	38,222	176,968
Avient Corp	50,397	1,830,419
Axalta Coating Systems Ltd (b)	116,509	4,172,187
Balchem Corp	17,421	2,918,976
Cabot Corp	27,994	2,464,032
Celanese Corp	59,377	2,655,339
CF Industries Holdings Inc	83,643	10,471,267
Chemours Co/The	81,940	1,361,023
Corteva Inc	364,076	28,656,422
Dow Inc	392,854	11,899,548
DuPont de Nemours Inc	74,497	10,206,089
Eastman Chemical Co	62,115	4,344,944
Ecolab Inc	137,872	38,277,403
Ecovyst Inc (b)	59,104	712,794
Element Solutions Inc	125,156	4,596,980
Flotek Industries Inc (b)(c)	7,628	179,563
FMC Corp	67,833	726,491
Hawkins Inc	11,311	1,448,147
HB Fuller Co	29,543	1,633,728
Huntsman Corp	89,444	872,973
Ingevity Corp (b)	18,734	1,369,643
Innospec Inc	13,414	1,153,336
International Flavors & Fragrances Inc	139,217	11,028,771
Intrepid Potash Inc (b)	5,580	189,497
Koppers Holdings Inc	10,420	510,788
Kronos Worldwide Inc	10,509	63,264
Linde PLC	251,531	120,327,401
LSB Industries Inc (b)	29,251	318,251
LyondellBasell Industries NV Class A1	140,757	8,738,195
Mativ Holdings Inc	29,621	258,591
Minerals Technologies Inc	16,784	1,279,612
Mosaic Co/The	173,649	3,841,116
NewMarket Corp	4,145	3,523,913
Olin Corp	61,790	1,143,733
Perimeter Solutions Inc (b)	83,930	2,569,097
PPG Industries Inc	121,691	13,449,289
PureCycle Technologies Inc (b)(c)	76,656	488,299
Quaker Chemical Corp	7,445	1,195,071
Rayonier Advanced Materials Inc (b)	36,010	322,290
RPM International Inc	69,718	7,464,706
Scotts Miracle-Gro Co/The	24,449	1,605,810
Sensient Technologies Corp	23,193	2,868,278
Sherwin-Williams Co/The	124,836	42,550,351
Solstice Advanced Materials Inc	86,229	5,188,399
Stepan Co	11,762	754,415
Tronox Holdings PLC	63,969	373,579
Westlake Corp	18,259	1,287,260
		409,322,283
Construction Materials - 0.2%
Amrize Ltd (United States)	280,713	13,729,673
CRH PLC	363,791	34,563,783
Eagle Materials Inc	17,019	3,487,874
Knife River Corp (b)	30,729	2,248,441
Martin Marietta Materials Inc	32,712	17,178,380
United States Lime & Minerals Inc	5,772	636,651
Vulcan Materials Co	70,674	18,980,916
		90,825,718
Containers & Packaging - 0.2%
Amcor PLC	251,436	11,284,448
AptarGroup Inc	34,565	4,630,327
Ardagh Metal Packaging SA	80,492	380,727
Avery Dennison Corp	41,654	7,069,933
Ball Corp	144,731	9,393,042
Crown Holdings Inc	60,171	7,091,152
Graphic Packaging Holding CO	161,336	1,731,135
Greif Inc Class A	14,492	1,254,283
Greif Inc Class B	2,073	224,879
International Paper Co	288,043	11,760,796
Myers Industries Inc	20,410	697,206
O-I Glass Inc (b)	82,523	590,039
Packaging Corp of America	48,159	11,839,409
Ranpak Holdings Corp Class A (b)	23,180	118,682
Silgan Holdings Inc	47,489	1,898,610
Smurfit Westrock PLC	285,870	13,141,444
Sonoco Products Co	54,097	3,048,907
TriMas Corp	15,344	612,686
		86,767,705
Metals & Mining - 0.6%
Alcoa Corp	143,318	6,486,573
Alpha Metallurgical Resources Inc (b)	5,779	792,648
American Battery Technology Co (b)(c)	73,296	153,189
Century Aluminum Co (b)	30,497	1,365,351
Cleveland-Cliffs Inc (b)	309,236	3,562,399
Coeur Mining Inc	563,941	8,408,360
Commercial Metals Co	60,241	4,139,762
Compass Minerals International Inc (b)	18,860	553,352
Contango Silver & Gold Inc (b)(c)	13,925	214,445
Dakota Gold Corp (b)	61,117	277,471
Freeport-McMoRan Inc	782,733	49,022,568
Hecla Mining Co	365,806	5,165,181
Idaho Strategic Resources Inc (b)	7,987	224,195
Ivanhoe Electric Inc / US (b)	66,937	612,474
Kaiser Aluminum Corp	8,759	1,398,637
Materion Corp	11,264	2,374,902
Mesabi Trust	7,121	156,591
Metallus Inc (b)	19,563	393,608
MP Materials Corp (b)(c)	73,298	3,032,338
Newmont Corp	581,153	54,459,848
Nucor Corp	123,945	31,889,809
Ramaco Resources Inc Class A (b)(c)	21,014	192,698
Reliance Inc	27,757	11,272,118
Royal Gold Inc	44,432	8,813,087
Ryerson Holding Corp	24,265	674,324
Steel Dynamics Inc	73,717	18,522,133
SunCoke Energy Inc	46,220	391,946
Tredegar Corp (b)	16,091	122,130
United States Antimony Corp (b)(c)	68,800	348,816
US Gold Corp (b)(c)	7,428	96,414
USA Rare Earth Inc Class A (b)(c)	95,623	1,429,564
Warrior Met Coal Inc	28,585	2,269,935
Worthington Steel Inc	17,724	638,241
		219,455,107
Paper & Forest Products - 0.0%
Clearwater Paper Corp (b)	8,416	176,987
Magnera Corp (b)	17,730	234,923
Sylvamo Corp	18,632	697,023
		1,108,933
TOTAL MATERIALS		807,479,746
Real Estate - 2.3%
Diversified REITs - 0.0%
AH Realty Trust Inc Class A	44,406	309,066
Alpine Income Property Trust Inc	7,702	155,425
American Assets Trust Inc	25,823	609,165
Broadstone Net Lease Inc Class A	105,269	2,253,809
CTO Realty Growth Inc	17,210	378,104
Essential Properties Realty Trust Inc	117,267	3,669,284
Gladstone Commercial Corp	26,799	334,988
Global Net Lease Inc	104,575	911,894
WP Carey Inc	121,711	8,957,930
		17,579,665
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc	85,215	4,384,312
American Healthcare REIT Inc	104,866	5,830,550
CareTrust REIT Inc	128,251	5,378,847
Chiron Real Estate Inc	7,463	264,936
Community Healthcare Trust Inc	18,530	339,284
Diversified Healthcare Trust	117,888	1,049,203
Healthcare Realty Trust Inc	187,963	3,949,103
Healthpeak Properties Inc	376,247	8,213,472
LTC Properties Inc	28,862	1,161,407
Medical Properties Trust Inc (c)	264,827	1,226,149
National Health Investors Inc	26,484	2,029,999
Omega Healthcare Investors Inc	162,045	8,204,338
Sabra Health Care REIT Inc	136,921	2,898,618
Universal Health Realty Income Trust	7,205	312,840
Ventas Inc	264,560	24,739,006
Welltower Inc	384,116	90,052,155
		160,034,219
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT Inc	124,311	2,052,375
Chatham Lodging Trust	25,673	342,220
DiamondRock Hospitality Co	111,545	1,476,856
Host Hotels & Resorts Inc	347,075	8,721,995
Park Hotels & Resorts Inc	110,344	1,661,781
Pebblebrook Hotel Trust	61,108	1,167,163
RLJ Lodging Trust	81,701	1,000,837
Ryman Hospitality Properties Inc	34,559	4,618,810
Service Properties Trust	71,099	570,925
Summit Hotel Properties Inc	57,486	395,504
Sunstone Hotel Investors Inc	101,694	1,196,938
Xenia Hotels & Resorts Inc	50,179	1,032,684
		24,238,088
Industrial REITs - 0.3%
Americold Realty Trust Inc	154,809	2,181,259
EastGroup Properties Inc	29,358	6,136,116
First Industrial Realty Trust Inc	71,931	4,735,937
Industrial Logistics Properties Trust	31,424	270,561
Lineage Inc	31,059	1,315,970
LXP Industrial Trust	32,080	1,941,802
One Liberty Properties Inc	9,196	223,555
Prologis Inc	507,422	73,378,295
Rexford Industrial Realty Inc	121,678	4,595,778
STAG Industrial Inc Class A	103,843	3,973,033
Terreno Realty Corp	57,736	4,136,784
		102,889,090
Office REITs - 0.1%
Brandywine Realty Trust	99,893	303,675
BXP Inc	81,148	5,690,098
COPT Defense Properties	61,157	2,321,520
Cousins Properties Inc	89,448	2,822,084
Douglas Emmett Inc	90,800	1,073,256
Easterly Government Properties Inc	25,959	632,361
Empire State Realty Trust Inc Class A	78,350	396,451
Highwoods Properties Inc	61,608	2,041,073
Hudson Pacific Properties Inc (b)	29,334	403,929
JBG SMITH Properties	31,623	444,303
Kilroy Realty Corp	58,099	2,255,403
NET Lease Office Properties	8,623	100,889
Piedmont Realty Trust Inc Class A1 (b)	67,500	654,075
Postal Realty Trust Inc Class A	14,343	330,463
SL Green Realty Corp	38,602	2,043,204
Vornado Realty Trust	85,638	3,373,281
		24,886,065
Real Estate Management & Development - 0.1%
AGNT Inc	50,935	206,287
CBRE Group Inc Class A (b)	159,272	23,382,723
Compass Inc Class A (b)	347,455	3,957,512
CoStar Group Inc (b)	223,133	6,417,305
Cushman & Wakefield Ltd	126,777	1,701,347
Douglas Elliman Inc (b)	40,034	67,657
Forestar Group Inc (b)	10,556	297,151
FRP Holdings Inc (b)	6,797	151,709
Howard Hughes Holdings Inc (b)	16,462	1,052,251
Jones Lang LaSalle Inc (b)	25,352	9,000,722
Marcus & Millichap Inc	12,750	392,063
Newmark Group Inc Class A	84,709	1,270,211
Opendoor Technologies Inc Class A (b)(c)	439,364	1,656,403
Opendoor Technologies Inc warrants 11/20/2026 (b)	10,795	3,454
Opendoor Technologies Inc warrants 11/20/2026 (b)	10,795	1,943
Opendoor Technologies Inc warrants 11/20/2026 (b)	10,795	1,740
RE/MAX Holdings Inc Class A (b)	12,310	111,529
RMR Group Inc/The Class A (c)	8,881	169,094
Seaport Entertainment Group Inc (b)(c)	3,853	101,064
St Joe Co/The	21,396	1,331,687
Tejon Ranch Co (b)	14,189	240,220
Zillow Group Inc Class A (b)	25,376	880,293
Zillow Group Inc Class C (b)	89,167	3,037,028
		55,431,393
Residential REITs - 0.2%
American Homes 4 Rent Class A	173,713	5,805,488
AvalonBay Communities Inc	75,779	14,065,341
Camden Property Trust	54,835	6,076,266
Centerspace	9,075	497,673
Equity LifeStyle Properties Inc	105,898	6,890,783
Equity Residential	185,573	12,331,326
Essex Property Trust Inc	35,007	9,946,889
Independence Realty Trust Inc	127,968	2,128,108
Invitation Homes Inc	297,685	8,847,198
Mid-America Apartment Communities Inc	63,416	8,392,473
NexPoint Residential Trust Inc	12,531	327,184
Sun Communities Inc	63,088	7,790,106
UDR Inc	161,604	6,166,809
UMH Properties Inc	48,353	730,614
		89,996,258
Retail REITs - 0.3%
Acadia Realty Trust	72,349	1,625,682
Agree Realty Corp	65,828	5,121,418
Alexander's Inc	1,180	300,900
Brixmor Property Group Inc	167,825	5,288,166
CBL & Associates Properties Inc	8,563	502,734
Curbline Properties Corp	52,840	1,619,018
Federal Realty Investment Trust	42,712	5,300,132
FrontView REIT Inc	12,157	247,273
Getty Realty Corp	31,582	1,078,209
InvenTrust Properties Corp	42,284	1,497,276
Kimco Realty Corp	367,172	9,355,543
Kite Realty Group Trust	110,239	3,155,040
Macerich Co/The	153,650	3,970,316
NETSTREIT Corp (c)	52,481	1,125,717
NNN REIT Inc	104,494	4,965,555
Phillips Edison & Co Inc	68,405	2,906,528
Realty Income Corp	507,240	32,397,419
Regency Centers Corp	89,972	7,223,852
Saul Centers Inc	6,827	232,596
Simon Property Group Inc	176,370	40,453,988
SITE Centers Corp	30,501	130,544
Tanger Inc	62,345	2,534,948
Urban Edge Properties	68,588	1,554,204
		132,587,058
Specialized REITs - 0.8%
American Tower Corp	253,549	43,955,255
Crown Castle Inc	237,829	18,146,353
CubeSmart	123,033	5,100,948
Digital Realty Trust Inc	179,817	33,899,101
EPR Properties	41,659	2,585,774
Equinix Inc	53,665	54,699,661
Extra Space Storage Inc	115,012	17,026,376
Farmland Partners Inc	21,464	200,688
Four Corners Property Trust Inc	59,751	1,529,626
Gaming and Leisure Properties Inc	154,960	6,940,658
Gladstone Land Corp	27,511	223,114
Iron Mountain Inc	162,083	19,825,993
Lamar Advertising Co Class A	47,358	7,575,386
Millrose Properties Inc Class A	84,191	2,355,664
Outfront Media Inc	83,121	2,649,066
Public Storage	86,078	27,903,905
Rayonier Inc	150,943	3,287,539
Safehold Inc	24,831	401,766
SBA Communications Corp Class A	57,652	10,433,859
Smartstop Self Storage REIT Inc	29,837	1,000,733
VICI Properties Inc	595,320	15,686,682
Weyerhaeuser Co	392,750	9,830,533
		285,258,680
TOTAL REAL ESTATE		892,900,516
Utilities - 2.1%
Electric Utilities - 1.3%
Alliant Energy Corp	140,553	9,948,341
American Electric Power Co Inc	295,808	37,819,053
Constellation Energy Corp	174,031	45,726,645
Duke Energy Corp	423,551	53,126,003
Edison International	209,754	15,389,651
Entergy Corp	249,250	26,824,285
Evergy Inc	125,634	10,428,878
Eversource Energy	204,533	14,642,517
Exelon Corp	556,887	25,516,562
FirstEnergy Corp	283,801	13,710,426
Genie Energy Ltd Class B	11,894	165,446
Hawaiian Electric Industries Inc (b)	93,410	1,206,857
IDACORP Inc	30,040	4,293,016
MGE Energy Inc	21,060	1,674,902
NextEra Energy Inc	1,134,497	98,610,480
NRG Energy Inc	115,002	15,443,619
OGE Energy Corp	113,873	5,391,887
Oklo Inc Class A (b)(c)	74,486	2,892,291
Otter Tail Corp	22,797	2,015,711
PG&E Corp	1,198,824	20,835,561
Pinnacle West Capital Corp	66,059	6,671,298
Portland General Electric Co	62,970	3,106,310
PPL Corp	409,677	14,424,727
Southern Co/The	612,771	57,931,371
TXNM Energy Inc	53,960	3,125,363
Xcel Energy Inc	339,713	26,565,557
		517,486,757
Gas Utilities - 0.1%
Atmos Energy Corp	90,901	15,705,875
Chesapeake Utilities Corp	12,947	1,719,102
MDU Resources Group Inc	115,208	2,298,400
National Fuel Gas Co	51,573	4,244,974
New Jersey Resources Corp	54,611	3,161,431
Northwest Natural Holding Co	22,888	1,119,680
ONE Gas Inc	34,263	2,660,522
Southwest Gas Holdings Inc	35,047	3,133,202
Spire Inc	31,988	2,554,562
UGI Corp	116,420	4,205,090
		40,802,838
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	387,502	5,688,529
Clearway Energy Inc Class C	65,733	2,085,708
Fervo Energy Co Class A (b)	38,642	870,991
Hallador Energy Co (b)	20,800	295,776
Ormat Technologies Inc	33,356	3,254,878
Talen Energy Corp (b)	24,734	8,263,629
Vistra Corp	172,560	25,571,667
		46,031,178
Multi-Utilities - 0.5%
Ameren Corp	151,145	16,567,003
Avista Corp	44,895	1,816,003
Black Hills Corp	42,081	2,996,588
CenterPoint Energy Inc	356,322	14,979,777
CMS Energy Corp	167,806	12,080,354
Consolidated Edison Inc	200,522	21,826,820
Dominion Energy Inc	478,232	33,079,308
DTE Energy Co	113,226	16,063,373
NiSource Inc	260,635	11,580,013
Northwestern Energy Group Inc	33,406	2,296,328
Public Service Enterprise Group Inc	271,233	20,798,146
Sempra	355,802	31,506,267
Unitil Corp	9,772	527,102
WEC Energy Group Inc	177,520	19,424,238
		205,541,320
Water Utilities - 0.1%
American States Water Co	21,159	1,812,057
American Water Works Co Inc	106,219	14,251,403
Artesian Resources Corp Class A	5,351	183,807
Cadiz Inc (b)(c)	29,077	86,939
California Water Service Group	32,269	1,617,000
Consolidated Water Co Ltd	8,174	238,681
Essential Utilities Inc	154,036	6,138,335
H2O America	21,891	1,342,575
Middlesex Water Co	10,465	599,645
York Water Co/The	8,587	265,939
		26,536,381
TOTAL UTILITIES		836,398,474
TOTAL UNITED STATES		39,188,061,545
TOTAL COMMON STOCKS (Cost $23,212,383,889)		39,372,880,448

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (h) (Cost $4,710,324)	3.64	4,716,000	4,711,277

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	55,083,707	55,094,724
Fidelity Securities Lending Cash Central Fund (i)(j)	3.72	159,102,251	159,118,161
TOTAL MONEY MARKET FUNDS (Cost $214,208,420)			214,212,885

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $23,431,302,633)	39,591,804,610
NET OTHER ASSETS (LIABILITIES) - (0.3)% (f)	(122,036,898)
NET ASSETS - 100.0%	39,469,767,712

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini Russell 2000 Index Contracts (United States)	55	9/2026	8,079,500	(14,139)
CME E-Mini S&P 500 Index Contracts (United States)	224	9/2026	84,215,600	754,236
CME E-Mini S&P MidCap 400 Index Contracts (United States)	11	9/2026	4,150,190	(14,854)
TOTAL LONG				725,243

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $604,896 or 0.0% of net assets.

(f)	Includes $1,009,069 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,711,277.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $97,260,878.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	103,075,810	1,290,536,550	1,338,513,915	1,684,314	(8,186)	4,465	55,094,724	55,083,707
Fidelity Securities Lending Cash Central Fund	134,662,075	689,253,663	664,797,838	790,050	261	-	159,118,161	159,102,251
	237,737,885	1,979,790,213	2,003,311,753	2,474,364	(7,925)	4,465	214,212,885

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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